                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



             Investment Company Act file number File No. 811-08520

                           TIAA SEPARATE ACCOUNT VA-1
               (Exact name of registrant as specified in charter)

                   730 Third Avenue, New York, New York 10017
              (Address of principal executive offices) (Zip code)

                                Lisa Snow, Esq.
                                 c/o TIAA-CREF
                               730 Third Avenue,
                         New York, New York 10017-3206
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-490-9000

                      Date of fiscal year end: December 31

                    Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

June 30, 2003

Financial statements (unaudited)
including statement of investments


TIAA Separate Account VA-1
Stock Index Account


Semiannual Report | 2003










[TIAA CREF
   LOGO]

                           TIAA SEPARATE ACCOUNT VA-1

                              STOCK INDEX ACCOUNT

                                     INDEX

                                 JUNE 30, 2003

--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----
Statement of Investments....................................    2
Statement of Assets and Liabilities.........................   29
Statement of Operations.....................................   30
Statements of Changes in Net Assets.........................   31
Notes to Financial Statements...............................   32

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                        Summary By Industry
                                                    VALUE
                                                    (000)       %
                                                   -----------------
CORPORATE BONDS
Holding and Other Investment Offices.............  $     10     0.00%
Nondepository Institutions.......................         2     0.00
                                                   --------   ------
TOTAL CORPORATE BONDS
  (Cost $12).....................................        12     0.00
                                                   --------   ------
PREFERRED STOCK:
Health Services..................................         8     0.00
Primary Metal Industries.........................         0     0.00
Rubber And Miscellaneous Plastic Products........       116     0.02
                                                   --------   ------
TOTAL PREFERRED STOCK
  (Cost $123)....................................       124     0.02
                                                   --------   ------
COMMON STOCK:
Agricultural Production-Crops....................        64     0.01
Agricultural Production-Livestock................         5     0.00
Agricultural Services............................        25     0.00
Amusement and Recreation Services................       870     0.13
Apparel and Accessory Stores.....................     3,652     0.53
Apparel and Other Textile Products...............       970     0.14
Auto Repair, Services and Parking................       171     0.02
Automotive Dealers and Service Stations..........     1,117     0.16
Building Materials and Garden Supplies...........     7,588     1.10
Business Services................................    51,723     7.53
Chemicals and Allied Products....................    87,112    12.68
Coal Mining......................................       281     0.04
Communications...................................    38,818     5.65
Depository Institutions..........................    73,630    10.72
Eating and Drinking Places.......................     4,728     0.69
Educational Services.............................     1,312     0.19
Electric, Gas, and Sanitary Services.............    24,326     3.54
Electronic and Other Electric Equipment..........    50,824     7.40
Engineering and Management Services..............     5,238     0.76
Environmental Quality and Housing................         0     0.00
Fabricated Metal Products........................     4,007     0.58
Food and Kindred Products........................    24,379     3.55
Food Stores......................................     2,997     0.44
Forestry.........................................       798     0.12
Furniture and Fixtures...........................     2,234     0.33
Furniture and Homefurnishings Stores.............     2,535     0.37
General Building Contractors.....................     2,057     0.30
General Merchandise Stores.......................    17,611     2.56
Health Services..................................     4,869     0.71
Heavy Construction, Except Building..............        74     0.01
Holding and Other Investment Offices.............    15,081     2.20
Hotels and Other Lodging Places..................     1,840     0.27
Industrial Machinery and Equipment...............    46,524     6.77
Instruments and Related Products.................    19,195     2.79
Insurance Agents, Brokers and Services...........     2,612     0.38
Insurance Carriers...............................    30,922     4.50
Justice, Public Order and Safety.................         8     0.00
Leather and Leather Products.....................       522     0.08
Legal Services...................................        22     0.00
Lumber and Wood Products.........................       488     0.07
Metal Mining.....................................     1,232     0.18
Miscellaneous Manufacturing Industries...........     1,113     0.16
Miscellaneous Retail.............................     7,771     1.13
Motion Pictures..................................     5,003     0.73
Nondepository Institutions.......................    14,846     2.16
Nonmetallic Minerals, Except Fuels...............       252     0.04
Oil and Gas Extraction...........................     9,583     1.39
Paper and Allied Products........................     4,667     0.68


                                                    VALUE
                                                    (000)       %
                                                   -----------------
Personal Services................................     1,214     0.18%
Petroleum and Coal Products......................    25,319     3.69
Primary Metal Industries.........................     2,893     0.42
Printing and Publishing..........................     5,782     0.84
Railroad Transportation..........................     2,738     0.40
Real Estate......................................       436     0.06
Rubber and Miscellaneous Plastic Products........     1,276     0.19
Security and Commodity Brokers...................    13,272     1.93
Special Trade Contractors........................       170     0.02
Stone, Clay, and Glass Products..................     1,056     0.15
Textile Mill Products............................       256     0.04
Tobacco Products.................................     7,016     1.02
Transportation by Air............................     3,025     0.44
Transportation Equipment.........................    15,929     2.32
Transportation Services..........................       926     0.13
Trucking and Warehousing.........................     2,727     0.40
Water Transportation.............................       170     0.02
Wholesale Trade-Durable Goods....................    12,622     1.85
Wholesale Trade-Nondurable Goods.................     5,863     0.85
                                                   --------   ------
TOTAL COMMON STOCK
  (Cost $667,070)................................   678,386    98.74
                                                   --------   ------
TIAA-CREF MUTUAL FUND
  (Cost $6,032)..................................     6,133     0.89
                                                   --------   ------
SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes......    24,092     3.51
                                                   --------   ------
TOTAL SHORT TERM INVESTMENTS
  (Cost $24,093).................................    24,092     3.51
                                                   --------   ------
TOTAL PORTFOLIO
  (Cost $697,330)................................   708,747   103.16
OTHER ASSETS & LIABILITIES, NET..................   (21,736)   (3.16)
                                                   --------   ------
NET ASSETS.......................................  $687,011   100.00%
                                                   ========   ======

                                                            VALUE
 PRINCIPAL                                                  (000)
 ---------                                                  -----
CORPORATE BONDS--0.00%
HOLDING AND OTHER INVESTMENT OFFICES--0.00%
$    10,000    National Health Investors, Inc (Sr Sub
                 Deb)
                 f  9.000%, 01/01/06.....................  $     10
                                                           --------
               TOTAL HOLDING AND OTHER INVESTMENT OFFICES        10
                                                           --------
               NONDEPOSITORY INSTITUTIONS--0.00%
      1,950    Ugly Duckling Corp (Sub Deb)
                 12.000%, 10/23/03.......................         2
                                                           --------
               TOTAL NONDEPOSITORY INSTITUTIONS                   2
                                                           --------
               TOTAL CORPORATE BONDS
                   (Cost $12)                                    12
                                                           --------

   SHARES
   ------
PREFERRED STOCK--0.02%
 HEALTH SERVICES--0.00%
        842    *Chronimed, Inc. .........................  $      8
          4    *Dynacq International, Inc. ..............         0
                                                           --------
               TOTAL HEALTH SERVICES                              8
                                                           --------
PRIMARY METAL INDUSTRIES--0.00%
     25,150    *Superior Trust I.........................         0
                                                           --------
               TOTAL PRIMARY METAL INDUSTRIES                     0
                                                           --------

 2  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.02%
      2,280    *Sealed Air Corp (New)....................  $    116
                                                           --------
               TOTAL RUBBER AND MISCELLANEOUS PLASTIC
                 PRODUCTS                                       116
                                                           --------
               TOTAL PREFERRED STOCK
                 (Cost $123)                                    124
                                                           --------
COMMON STOCK--98.74%
 AGRICULTURAL PRODUCTION-CROPS--0.01%
        246    Alico, Inc................................         6
      2,443    Delta & Pine Land Co......................        54
        993    *Seminis, Inc (Class A)...................         4
                                                           --------
               TOTAL AGRICULTURAL PRODUCTION-CROPS               64
                                                           --------
 AGRICULTURAL PRODUCTION-LIVESTOCK -- 0.00%
         26    Seaboard Corp.............................         5
                                                           --------
               TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK            5
                                                           --------
 AGRICULTURAL SERVICES -- 0.00%
      1,285    *VCA Antech, Inc..........................        25
                                                           --------
               TOTAL AGRICULTURAL SERVICES                       25
                                                           --------
 AMUSEMENT AND RECREATION SERVICES--0.13%
      3,321    *Alliance Gaming Corp.....................        63
        273    *America's Car Mart, Inc..................         5
      1,792    *Argosy Gaming Co.........................        37
      2,464    *Aztar Corp...............................        40
      2,000    e*Bally Total Fitness Holding Corp........        18
        433    Churchill Downs, Inc......................        17
        700    Dover Downs Gaming & Entertainment, Inc...         6
      1,000    Dover Motorsport, Inc.....................         4
      1,554    *Gaylord Entertainment Co.................        30
      7,708    Harrah's Entertainment, Inc...............       310
      1,882    International Speedway Corp (Class A).....        74
      1,142    *Isle of Capri Casinos, Inc...............        19
      3,185    *Magna Entertainment Corp (Class A).......        16
      1,437    *MTR Gaming Group, Inc....................        11
        736    e*Multimedia Games, Inc...................        19
      2,071    *Penn National Gaming, Inc................        43
      6,211    *Six Flags, Inc...........................        42
      1,000    Speedway Motorsports, Inc.................        27
      2,298    *Station Casinos, Inc.....................        58
      1,562    *WMS Industries, Inc......................        24
        717    World Wrestling Federation Entertainment,
                 Inc.....................................         7
                                                           --------
               TOTAL AMUSEMENT AND RECREATION SERVICES          870
                                                           --------
 APPAREL AND ACCESSORY STORES--0.53%
      5,833    *Abercrombie & Fitch Co (Class A).........       166
        899    *Aeropostale, Inc.........................        19
      3,634    *American Eagle Outfitters, Inc...........        66
      3,066    *AnnTaylor Stores Corp....................        89
        300    *Bebe Stores, Inc.........................         6
        500    *Buckle, Inc..............................        10
      1,286    Burlington Coat Factory Warehouse Corp....        23
      1,052    Cato Corp (Class A).......................        22
        542    *Charlotte Russe Holding, Inc.............         6
      7,700    *Charming Shoppes, Inc....................        38
      5,771    *Chico's FAS, Inc.........................       121
        824    *Children's Place Retail Stores, Inc......        16
      1,662    *Christopher & Banks Corp.................        61
      2,858    Claire's Stores, Inc......................        72
      1,500    *Dress Barn, Inc..........................        19
      1,352    *Finish Line, Inc (Class A)...............        30
      9,506    Foot Locker, Inc..........................       126
      1,400    e*Footstar, Inc...........................        18

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
     42,823    e Gap, Inc................................  $    803
      1,554    *Genesco, Inc.............................        28
      1,138    Goody's Family Clothing, Inc..............        10
      1,721    *Gymboree Corp............................        29
      2,236    *Hot Topic, Inc...........................        60
        299    *JOS A. Bank Clothiers, Inc...............        10
     28,816    Limited Brands, Inc.......................       447
        277    *Mothers Work, Inc........................         7
      6,514    Nordstrom, Inc............................       127
        739    Oshkosh B'gosh, Inc (Class A).............        20
      3,166    *Pacific Sunwear of California, Inc.......        76
      4,638    *Payless Shoesource, Inc..................        58
      5,396    Ross Stores, Inc..........................       231
        517    *Shoe Carnival, Inc.......................         8
      1,437    *Stage Stores, Inc........................        34
      1,800    Talbots, Inc..............................        53
     34,563    TJX Cos, Inc..............................       651
      2,439    *Too, Inc.................................        49
        533    *Urban Outfitters, Inc....................        19
      1,813    *Wet Seal, Inc (Class A)..................        19
        700    *Wilsons The Leather Experts, Inc.........         5
                                                           --------
               TOTAL APPAREL AND ACCESSORY STORES             3,652
                                                           --------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.14%
      1,421    *Collins & Aikman Corp....................         4
        904    *Columbia Sportswear Co...................        46
        963    *DHB Industries, Inc......................         4
        540    *Guess?, Inc..............................         3
      8,160    *Jones Apparel Group, Inc.................       239
      1,700    Kellwood Co...............................        54
      7,265    Liz Claiborne, Inc........................       256
      1,819    *Nautica Enterprises, Inc.................        23
        437    Oxford Industries, Inc....................        18
        193    *Perry Ellis International, Inc...........         4
      1,700    Phillips-Van Heusen Corp..................        23
      2,209    Polo Ralph Lauren Corp....................        57
      2,806    *Quiksilver, Inc..........................        46
      5,532    VF Corp...................................       188
        348    *Warnaco Group, Inc.......................         5
      2,600    b*Westpoint Stevens, Inc..................         0
                                                           --------
               TOTAL APPAREL AND OTHER TEXTILE PRODUCTS         970
                                                           --------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
        715    b,e*Amerco, Inc...........................         5
      1,250    Central Parking Corp......................        15
      1,736    *Dollar Thrifty Automotive Group, Inc.....        32
        643    *Midas, Inc...............................         8
        388    *Monro Muffler Brake, Inc.................        11
      3,884    Ryder System, Inc.........................       100
                                                           --------
               TOTAL AUTO REPAIR, SERVICES AND PARKING          171
                                                           --------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.16%
      1,176    *Advance Auto Parts.......................        72
        553    *Asbury Automotive Group, Inc.............         7
     11,720    *Autonation, Inc..........................       184
      4,554    *Autozone, Inc............................       346
      7,018    *Carmax, Inc..............................       212
      4,822    *Copart, Inc..............................        46
      1,500    *CSK Auto Corp............................        22
      1,297    *Group 1 Automotive, Inc..................        42
        561    *Lithia Motors, Inc (Class A).............         9
        525    *MarineMax, Inc...........................         7
      2,761    *O'Reilly Automotive, Inc.................        92
      1,793    *Sonic Automotive, Inc....................        39

                       See Notes to Financial Statements
                           2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   3

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--(CONTINUED)
      1,214    *United Auto Group, Inc...................  $     26
        744    *West Marine, Inc.........................        13
                                                           --------
               TOTAL AUTOMOTIVE DEALERS AND SERVICE
                 STATIONS                                     1,117
                                                           --------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.10%
        878    Building Materials Holding Corp...........        13
      1,029    *Central Garden & Pet Co..................        25
      3,981    e Fastenal Co.............................       135
    154,370    Home Depot, Inc...........................     5,113
      7,100    *Louisiana-Pacific Corp...................        77
     51,793    Lowe's Cos................................     2,225
                                                           --------
               TOTAL BUILDING MATERIALS AND GARDEN
                 SUPPLIES                                     7,588
                                                           --------
 BUSINESS SERVICES--7.53%
     24,542    *3Com Corp................................       115
      1,037    Aaron Rents, Inc..........................        27
      2,600    ABM Industries, Inc.......................        40
      4,356    *Activision, Inc..........................        56
      5,409    *Acxiom Corp..............................        82
      1,377    e*Administaff, Inc........................        14
     16,067    Adobe Systems, Inc........................       515
      2,172    e*Advent Software, Inc....................        37
      1,359    *Advo, Inc................................        60
      2,600    *Aether Systems, Inc......................        13
      6,880    *Affiliated Computer Services, Inc (Class
                 A)......................................       315
      2,909    *Agile Software Corp......................        28
      6,963    e*Akamai Technologies, Inc................        34
      2,135    *Alliance Data Systems Corp...............        50
        573    e*Altiris, Inc............................        11
      2,722    *American Management Systems, Inc.........        39
      1,006    *AMN Healthcare Services, Inc.............        13
        436    *Ansoft Corp..............................         5
      1,047    *Ansys, Inc...............................        33
      1,079    *Anteon International Corp................        30
    289,377    *AOL Time Warner, Inc.....................     4,656
      1,700    *APAC Customer Services, Inc..............         4
      2,497    *Aquantive, Inc...........................        26
      2,100    *Arbitron, Inc............................        75
     19,021    *Ariba, Inc...............................        56
      1,802    *Armor Holdings, Inc......................        24
      4,096    *Ascential Software Corp..................        67
      1,946    *Asiainfo Holdings, Inc...................        16
      2,328    *Ask Jeeves, Inc..........................        32
      4,000    *Aspect Communications Corp...............        15
      2,555    e*Aspen Technology, Inc...................        12
      1,750    e*At Road, Inc............................        19
        403    *Atari, Inc...............................         2
      1,880    *Autobytel, Inc...........................        12
      7,958    e Autodesk, Inc...........................       129
     40,247    Automatic Data Processing, Inc............     1,363
        379    *Bankrate, Inc............................         5
      1,052    *Barra, Inc...............................        38
     24,846    *BEA Systems, Inc.........................       270
      7,462    *Bisys Group, Inc.........................       137
     16,380    *BMC Software, Inc........................       267
      4,105    *Borland Software Corp....................        40
      1,224    Brady Corp (Class A)......................        41
      1,726    *Broadvision, Inc.........................        10
     17,212    *Brocade Communications Systems, Inc......       101
      1,796    *CACI International, Inc (Class A)........        62
     18,038    *Cadence Design Systems, Inc..............       218
      2,656    *Catalina Marketing Corp..................        47
        882    *CCC Information Services Group, Inc......        13

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
        900    *CDI Corp.................................  $     23
     70,073    *Cendant Corp.............................     1,284
     10,128    *Ceridian Corp............................       172
      1,892    *Cerner Corp..............................        43
      4,279    *Certegy, Inc.............................       119
      4,360    e*Checkfree Corp..........................       121
      5,808    *ChoicePoint, Inc.........................       200
      3,700    *Ciber, Inc...............................        26
     11,523    *Citrix Systems, Inc......................       235
     24,838    *CMGI, Inc................................        41
      8,299    e*CNET Networks, Inc......................        52
      5,040    *Cognizant Technology Solutions Corp......       123
     30,733    Computer Associates International, Inc....       685
      2,259    *Computer Horizons Corp...................        10
        216    Computer Programs & Systems, Inc..........         4
     11,277    *Computer Sciences Corp...................       430
     22,875    *Compuware Corp...........................       132
      1,145    *Concord Communications, Inc..............        16
      1,542    *Concur Technologies, Inc.................        16
        746    *Convera Corp.............................         3
     11,750    *Convergys Corp...........................       188
        938    *CoStar Group, Inc........................        28
      2,321    *Cross Country Healthcare, Inc............        31
        601    b,e*Cross Media Marketing Corp............         0
      3,793    *CSG Systems International, Inc...........        54
        687    *Cyberguard Corp..........................         5
      5,044    *D&B Corp.................................       207
      1,300    *Datastream Systems, Inc..................        14
      4,324    Deluxe Corp...............................       194
      2,100    *Dendrite International, Inc..............        27
        703    *Digimarc Corp............................        11
      2,000    *Digital Insight Corp.....................        38
      1,928    e*Digital River, Inc......................        37
      2,366    *Digitalthink, Inc........................         7
      2,961    *Documentum, Inc..........................        58
      8,500    *DoubleClick, Inc.........................        79
      5,322    *DST Systems, Inc.........................       202
        513    *Duratek, Inc.............................         4
      4,538    *E.piphany, Inc...........................        23
      8,828    *Earthlink, Inc...........................        70
      1,800    e*Echelon Corp............................        25
      2,488    *Eclipsys Corp............................        26
        783    *eCollege.com, Inc........................         9
      3,401    *eFunds Corp..............................        39
      1,000    *Electro Rent Corp........................        11
      7,924    *Electronic Arts, Inc.....................       586
     30,360    Electronic Data Systems Corp..............       651
        900    *Embarcadero Technologies, Inc............         6
     11,627    *Enterasys Networks, Inc..................        35
      3,500    *Entrust, Inc.............................        10
        857    *EPIQ Systems, Inc........................        15
      9,489    Equifax, Inc..............................       247
      1,565    *eSpeed, Inc (Class A)....................        31
        230    *Expedia, Inc Wts 02/04/09................        13
      7,347    *Extreme Networks, Inc....................        39
      1,594    *F5 Networks, Inc.........................        27
      1,500    Factset Research Systems, Inc.............        66
      3,104    Fair Isaac Corp...........................       160
        912    *Fidelity National Information Solutions,
                 Inc.....................................        24
      2,223    *Filenet Corp.............................        40
        748    *FindWhat.com.............................        14
     50,984    First Data Corp...........................     2,113
     12,287    *Fiserv, Inc..............................       438

 4  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 BUSINESS SERVICES--(CONTINUED)
      2,724    *Freemarkets, Inc.........................  $     19
      2,038    *Getty Images, Inc........................        84
        923    Gevity HR, Inc............................        11
         52    Grey Global Group, Inc....................        40
        606    *Group 1 Software, Inc....................        11
      1,332    *GSI Commerce, Inc........................         9
      3,923    GTECH Holdings Corp.......................       148
      2,663    *Harris Interactive, Inc..................        18
        667    *Healthcare Services Group................        10
      1,400    *Heidrick & Struggles International,
                 Inc.....................................        18
      4,697    Henry (Jack) & Associates, Inc............        84
      5,561    *Homestore, Inc...........................        10
        424    e*Hudson Highland Group, Inc..............         8
      2,453    *Hyperion Solutions Corp..................        83
     20,390    *i2 Technologies, Inc.....................        21
        200    *ICT Group, Inc...........................         2
      1,008    *iDine Rewards Network, Inc...............        14
      1,200    *IDX Systems Corp.........................        19
      1,449    *iGate Corp...............................         5
      2,423    Imation Corp..............................        92
     15,481    IMS Health, Inc...........................       279
      4,284    *Informatica Corp.........................        30
      1,707    *Infospace, Inc...........................        23
      1,967    *infoUSA, Inc.............................        16
        692    *Integral Systems, Inc....................        14
      3,296    *Intelidata Technologies Corp.............        10
      2,541    *Interactive Data Corp....................        43
      3,200    *Intergraph Corp..........................        69
      8,760    e*Interland, Inc..........................         9
      2,744    e*Internet Security Systems, Inc..........        40
        404    Interpool, Inc............................         7
     25,852    e*Interpublic Group of Cos, Inc...........       346
      7,538    *Interwoven, Inc..........................        17
      1,058    *Intrado, Inc.............................        17
     12,797    *Intuit, Inc..............................       570
        370    *iPayment, Inc............................         9
      4,359    *Iron Mountain, Inc.......................       162
      6,865    *J.D. Edwards & Co........................        98
      1,953    *JDA Software Group, Inc..................        22
     22,486    e*Juniper Networks, Inc...................       278
      1,552    *Kana Software, Inc.......................         5
      3,727    *Keane, Inc...............................        51
      1,200    Kelly Services, Inc (Class A).............        28
      1,631    *Keynote Systems, Inc.....................        17
      1,689    *KFX ,Inc.................................         7
      2,700    *Korn/Ferry International.................        22
      1,551    *Kroll, Inc...............................        42
      1,368    *Kronos, Inc..............................        70
      2,950    *Labor Ready, Inc.........................        21
      5,002    *Lamar Advertising Co.....................       176
      1,010    *Lawson Software, Inc.....................         8
      6,268    *Legato Systems, Inc......................        53
      1,128    *LendingTree, Inc.........................        28
      7,622    *Liberate Technologies....................        23
      1,518    *Lionbridge Technologies..................         8
      4,921    *Looksmart Ltd............................        14
      4,186    *Macromedia, Inc..........................        88
      2,752    *Macrovision Corp.........................        55
      1,332    *Magma Design Automation, Inc.............        23
      1,369    e*Manhattan Associates, Inc...............        36
      5,174    Manpower, Inc.............................       192
        519    *Mantech International Corp (Class A).....        10

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      4,273    e*Manugistics Group, Inc..................  $     18
      1,033    *MAPICS, Inc..............................         8
        402    *Marketwatch.com, Inc.....................         3
      3,375    *Matrixone, Inc...........................        19
        658    McGrath RentCorp..........................        18
        562    *Medical Staffing Network Holdings, Inc...         4
        753    *MedQuist, Inc............................        15
        667    *Memberworks, Inc.........................        13
      4,700    *Mentor Graphics Corp.....................        68
      5,143    *Mercury Interactive Corp.................       199
      5,400    *Micromuse, Inc...........................        43
    601,879    Microsoft Corp............................    15,414
        639    *MicroStrategy, Inc.......................        23
      1,980    e*Midway Games, Inc.......................         7
      5,657    *Monster Worldwide, Inc...................       112
      6,683    *MPS Group, Inc...........................        46
      1,100    *MRO Software, Inc........................         9
      1,833    e*MSC.Software Corp.......................        12
        910    *Nassda Corp..............................         7
      1,975    *National Instruments Corp................        75
        500    *National Processing, Inc.................         8
      1,346    *NCO Group, Inc...........................        24
      4,200    *NCP Litigation Trust.....................         0
      5,670    *NCR Corp.................................       145
      2,331    NDCHealth Corp............................        43
        538    e*Neoforma, Inc...........................         6
      1,742    *Netegrity, Inc...........................        10
      3,593    *NETIQ Corp...............................        56
        679    *Netratings, Inc..........................         6
      1,000    *Netscout Systems, Inc....................         5
      3,649    *NetScreen Technologies, Inc..............        82
     10,439    *Network Associates, Inc..................       132
      1,732    *NIC, Inc.................................         5
     24,705    *Novell, Inc..............................        76
      1,939    *Nuance Communications, Inc...............        10
      1,700    e*NYFIX, Inc..............................        11
     12,672    Omnicom Group, Inc........................       909
     12,637    *Openwave Systems, Inc....................        25
        600    *Opnet Technologies, Inc..................         7
      3,218    *Opsware, Inc.............................        13
    260,757    *Oracle Corp..............................     3,134
      4,288    *Overture Services, Inc...................        78
      1,600    *Packeteer, Inc...........................        25
     14,397    *Parametric Technology Corp...............        44
      1,347    *PC-Tel, Inc..............................        16
        860    *PDF Solutions, Inc.......................        10
        552    *PDI, Inc.................................         6
        603    *PEC Solutions, Inc.......................        10
      1,800    *Pegasus Solutions, Inc...................        29
        438    *Pegasystems, Inc.........................         3
      1,074    *Penton Media, Inc........................         1
     18,709    *Peoplesoft, Inc..........................       329
      4,935    *Perot Systems Corp (Class A).............        56
      1,158    *Pixar, Inc...............................        70
      7,300    *Portal Software, Inc.....................        15
      1,516    *Priceline.com, Inc.......................        34
      6,300    *ProcureNet, Inc..........................         1
      2,052    *Progress Software Corp...................        43
      2,495    *Pumatech, Inc............................         8
      1,954    *Quadramed Corp...........................         3
        221    *Quality Systems, Inc.....................         6
      2,634    e*Quest Software, Inc.....................        31
      1,871    *R.H. Donnelley Corp......................        68

                       See Notes to Financial Statements
                           2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   5

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 BUSINESS SERVICES--(CONTINUED)
      1,238    *Radiant Systems, Inc.....................  $      8
      1,200    *Radisys Corp.............................        16
      3,114    *Raindance Communications, Inc............         8
      6,483    *RealNetworks, Inc........................        44
      8,457    *Red Hat, Inc.............................        64
      9,518    e*Redback Networks, Inc...................         9
      2,049    *Register.com, Inc........................        12
        781    e*Renaissance Learning, Inc...............        17
      1,843    *Rent-A-Center, Inc.......................       140
      1,839    *Rent-Way, Inc............................         9
      3,716    *Retek, Inc...............................        24
      4,460    Reynolds & Reynolds Co (Class A)..........       127
      9,882    *Robert Half International, Inc...........       187
      1,421    Rollins, Inc..............................        27
      1,418    *Roxio, Inc...............................         9
      3,307    *RSA Security, Inc........................        36
      5,099    *S1 Corp..................................        21
      1,743    *SAFLINK Corp.............................        11
        982    *Sanchez Computer Associates, Inc.........         5
      5,900    *Sapient Corp.............................        16
      3,746    e*Scansoft, Inc...........................        20
      2,100    *Secure Computing Corp....................        18
      3,749    *Seebeyond Technology Corp................         9
      1,206    *Serena Software, Inc.....................        25
     26,862    *Siebel Systems, Inc......................       256
      1,137    *Sohu.com, Inc............................        39
        805    *Sonic Solutions, Inc.....................         7
      6,172    b,e*SONICblue, Inc........................         0
      3,546    *SonicWALL, Inc...........................        17
      3,230    *Sotheby's Holdings, Inc (Class A)........        24
      1,766    e*SpeechWorks International, Inc..........         8
      4,207    e*Spherion Corp...........................        29
        900    *SPSS, Inc................................        15
        571    *SRA International, Inc (Class A).........        18
        566    *SS&C Technologies, Inc...................         9
        746    *Startek, Inc.............................        20
      1,182    *Stellent, Inc............................         6
      6,690    *StorageNetworks, Inc.....................         9
    217,353    *Sun Microsystems, Inc....................     1,000
     19,170    *SunGard Data Systems, Inc................       497
      1,665    *SupportSoft, Inc.........................        11
      6,382    *Sybase, Inc..............................        89
      1,700    *Sykes Enterprises, Inc...................         8
      9,941    *Symantec Corp............................       436
      5,057    *Synopsys, Inc............................       313
      1,200    *Synplicity, Inc..........................         6
        403    *Syntel, Inc..............................         6
      2,200    *Systems & Computer Technology Corp.......        20
      2,600    *Take-Two Interactive Software, Inc.......        74
        835    Talx Corp.................................        19
      2,768    *TeleTech Holdings, Inc...................        12
        854    *TheStreet.com, Inc.......................         4
      2,833    *THQ, Inc.................................        51
      5,754    *TIBCO Software, Inc......................        29
      1,039    *Tier Technologies, Inc (Class B).........         8
      4,849    *Titan Corp...............................        50
      2,517    e Total System Services, Inc..............        56
      1,168    *TradeStation Group, Inc..................        12
      2,287    *Transaction Systems Architects, Inc
                 (Class A)...............................        20
      2,119    *Trizetto Group, Inc......................        13
      2,317    *Tyler Technologies, Inc..................        10
     21,677    *Unisys Corp..............................       266

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      1,916    e*United Online, Inc......................  $     49
      3,755    *United Rentals, Inc......................        52
      1,098    *Universal Compression Holdings, Inc......        23
      4,946    *Valueclick, Inc..........................        30
      2,249    *Vastera, Inc.............................        13
        712    *Veridian Corp............................        25
        417    *Verint Systems, Inc......................        11
     15,283    *VeriSign, Inc............................       211
     27,546    *Veritas Software Corp....................       790
      1,614    *Verity, Inc..............................        20
      6,037    *Verso Technologies, Inc..................        11
      6,076    Viad Corp.................................       136
     16,948    *Vignette Corp............................        35
        602    *Vital Images, Inc........................        11
      2,569    *VitalWorks, Inc..........................        10
      1,275    e*Vitria Technology, Inc..................         7
        572    *Volt Information Sciences, Inc...........         8
      2,210    *WatchGuard Technologies, Inc.............        10
      1,666    e*WebEx Communications, Inc...............        23
     19,602    e*WebMD Corp..............................       212
      3,244    e*webMethods, Inc.........................        26
      1,479    *Websense, Inc............................        23
      5,201    *Westwood One, Inc........................       176
      4,910    *Wind River Systems, Inc..................        19
        282    *Wynn Resorts Ltd.........................         5
     33,533    *Yahoo!, Inc..............................     1,099
                                                           --------
               TOTAL BUSINESS SERVICES                       51,723
                                                           --------
 CHEMICALS AND ALLIED PRODUCTS--12.68%
    105,052    Abbott Laboratories.......................     4,597
      5,917    *Abgenix, Inc.............................        62
        887    *Able Laboratories, Inc...................        18
      2,249    *Adolor Corp..............................        28
     15,326    Air Products & Chemicals, Inc.............       638
      1,500    *Albany Molecular Research, Inc...........        23
      1,874    Albemarle Corp............................        52
      2,414    Alberto-Culver Co (Class B)...............       123
      1,305    e*Alexion Pharmaceuticals, Inc............        22
      4,010    *Alkermes, Inc............................        43
      9,067    Allergan, Inc.............................       699
      2,124    Alpharma, Inc (Class A)...................        46
      2,267    *Alteon, Inc..............................        11
        754    e*American Pharmaceutical Partners, Inc...        26
     86,364    *Amgen, Inc...............................     5,785
      6,244    *Amylin Pharmaceuticals, Inc..............       137
      4,337    *Andrx Corp...............................        86
      1,447    e*Aphton Corp.............................        12
      1,500    Arch Chemicals, Inc.......................        29
      1,293    *Arena Pharmaceuticals, Inc...............         9
      2,452    *Atherogenics, Inc........................        37
      1,405    *Atrix Laboratories, Inc..................        31
      4,070    *Avant Immunotherapeutics, Inc............        12
      6,883    Avery Dennison Corp.......................       346
      1,394    *AVI BioPharma, Inc.......................         9
     15,902    Avon Products, Inc........................       989
      2,838    *Barr Laboratories, Inc...................       186
        872    *Benthley Pharmaceuticals, Inc............        11
     10,070    *Biogen, Inc..............................       383
      4,266    *BioMarin Pharmaceutical, Inc.............        42
      2,055    e*Biopure Corp............................        13
        842    e*Biosite, Inc............................        41
        600    *Bone Care International, Inc.............         8
        595    e*Bradley Pharmaceuticals, Inc............        10
    130,448    Bristol-Myers Squibb Co...................     3,542

 6  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
      4,244    Cabot Corp................................  $    122
      2,400    Calgon Carbon Corp........................        14
      1,518    Cambrex Corp..............................        35
      2,366    *Cell Genesys, Inc........................        20
      2,500    e*Cell Therapeutics, Inc..................        24
      3,399    e*Cephalon, Inc...........................       140
      3,001    *Charles River Laboratories International,
                 Inc.....................................        97
        744    *Chattem, Inc.............................        14
      6,303    *Chiron Corp..............................       276
      2,493    Church & Dwight Co, Inc...................        82
      1,020    *Cima Labs, Inc...........................        27
     10,642    Clorox Co.................................       454
     36,209    Colgate-Palmolive Co......................     2,098
        516    *Collagenex Pharmaceuticals, Inc..........         7
      2,028    *Columbia Laboratories, Inc...............        23
      2,200    *Connetics Corp...........................        33
      2,816    e*Corixa Corp.............................        22
      7,909    Crompton Corp.............................        56
      1,951    *Cubist Pharmaceuticals, Inc..............        21
      2,754    *Cytec Industries, Inc....................        93
      1,559    *Dade Behring Holdings, Inc...............        36
        300    *DEL Laboratories, Inc....................         7
        531    *Dendreon Corp............................         3
      1,474    Diagnostic Products Corp..................        61
      6,530    Dial Corp.................................       127
        900    *Digene Corp..............................        25
      1,900    *Discovery Laboratories, Inc..............        12
        700    *Dov Pharmaceutical, Inc..................         8
     61,253    Dow Chemical Co...........................     1,896
     67,011    Du Pont (E.I.) de Nemours & Co............     2,790
      1,775    e*Durect Corp.............................         4
      5,265    Eastman Chemical Co.......................       167
     13,776    Ecolab, Inc...............................       353
        908    *Elizabeth Arden, Inc.....................        12
      3,200    *Encysive Pharmaceuticals, Inc............        15
      3,094    *Enzon, Inc...............................        39
        707    *Eon Labs, Inc............................        25
        899    *EPIX Medical, Inc........................        13
      2,105    e*Esperion Therapeutics, Inc..............        41
      7,158    Estee Lauder Cos (Class A)................       240
      2,332    Ferro Corp................................        53
      1,433    *First Horizon Pharmaceutical.............         6
      1,933    *FMC Corp.................................        44
     22,476    *Forest Laboratories, Inc.................     1,231
     14,180    *Genentech, Inc...........................     1,023
      3,160    e*Genta, Inc..............................        42
     13,261    *Genzyme Corp (General Division)..........       554
      1,978    Georgia Gulf Corp.........................        39
      1,992    e*Geron Corp..............................        15
     12,956    *Gilead Sciences, Inc.....................       720
     68,724    Gillette Co...............................     2,190
      2,618    Great Lakes Chemical Corp.................        53
      1,555    *GTC Biotherapeutics, Inc.................         5
      1,753    e*Guilford Pharmaceuticals, Inc...........         8
      1,955    H.B. Fuller Co............................        43
        295    *Hi-Tech Pharmacal Co, Inc................        12
        454    *Hollis-Eden Pharmaceuticals..............         6
      8,274    *Human Genome Sciences, Inc...............       105
      5,951    ICN Pharmaceuticals, Inc..................       100
      3,632    e*ICOS Corp...............................       133
      8,224    e*IDEC Pharmaceuticals Corp...............       280
      2,212    *Idexx Laboratories, Inc..................        75

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      2,300    *Ilex Oncology, Inc.......................  $     45
      7,495    IMC Global, Inc...........................        50
      3,514    e*ImClone Systems, Inc....................       111
        859    *Immucor, Inc.............................        19
      2,900    *Immunogen, Inc...........................        12
      2,700    *Immunomedics, Inc........................        17
      1,855    e*Impax Laboratories, Inc.................        22
      2,819    *Indevus Pharmaceuticals, Inc.............        18
      1,886    *Inspire Pharmaceuticals, Inc.............        20
        236    Inter Parfums, Inc........................         2
      1,694    *InterMune, Inc...........................        27
      4,926    International Flavors & Fragrances, Inc...       157
        685    e*Inverness Medical Innovations, Inc......        13
      3,641    e*Invitrogen Corp.........................       140
      3,357    e*Isis Pharmaceuticals, Inc...............        18
     10,434    *IVAX Corp................................       186
     16,832    *King Pharmaceuticals, Inc................       248
        701    e*Kos Pharmaceuticals, Inc................        16
      1,478    *KV Pharmaceutical Co (Class A)...........        41
      2,580    *La Jolla Pharmaceutical Co...............         8
        400    e*Lannett Co, Inc.........................         9
      3,138    e*Ligand Pharmaceuticals, Inc (Class B)...        43
     64,969    Lilly (Eli) & Co..........................     4,481
      1,604    MacDermid, Inc............................        42
      1,217    *Martek Biosciences Corp..................        52
      5,013    *Medarex, Inc.............................        33
      2,806    *Medicines Co.............................        56
      2,127    Medicis Pharmaceutical Corp (Class A).....       121
     16,962    *MedImmune, Inc...........................       617
    150,907    Merck & Co, Inc...........................     9,137
        661    Meridian Bioscience, Inc..................         6
      1,800    *MGI Pharma, Inc..........................        46
      4,530    Millennium Chemicals, Inc.................        43
     19,396    *Millennium Pharmaceuticals, Inc..........       305
      1,370    Minerals Technologies, Inc................        67
     12,783    Mylan Laboratories, Inc...................       444
      2,800    *Nabi Biopharmaceuticals..................        19
        847    Nature's Sunshine Products, Inc...........         7
      2,746    *NBTY, Inc................................        58
      3,974    *Nektar Therapeutics......................        37
        800    e*Neose Technologies, Inc.................         8
      1,900    *Neurocrine Biosciences, Inc..............        95
        664    NL Industries, Inc........................        11
      1,495    *Noven Pharmaceuticals, Inc...............        15
      1,979    e*NPS Pharmaceuticals, Inc................        48
      2,749    *Nuvelo, Inc..............................         5
        730    Octel Corp................................        10
      3,420    Olin Corp.................................        58
      1,900    *OM Group, Inc............................        28
      2,700    *Omnova Solutions, Inc....................        11
      1,601    *Onyx Pharmaceuticals, Inc................        20
      2,301    *OraSure Technologies, Inc................        17
      2,607    *OSI Pharmaceuticals, Inc.................        84
      1,200    *Pain Therapeutics, Inc...................         8
      1,019    *Penwest Pharmaceuticals Co...............        25
      6,873    e*Peregrine Pharmaceuticals, Inc..........        10
    531,514    Pfizer, Inc...............................    18,151
      2,240    *Pharmaceutical Resources, Inc............       109
        669    e PolyMedica Corp.........................        31
      5,611    *PolyOne Corp.............................        25
      1,425    *Pozen, Inc...............................        16
     11,360    PPG Industries, Inc.......................       576
      3,663    *Praecis Pharmaceuticals, Inc.............        18

                       See Notes to Financial Statements
                           2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   7

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
     11,063    Praxair, Inc..............................  $    665
     87,133    Procter & Gamble Co.......................     7,771
        583    *Progenics Pharmaceuticals................         9
      6,191    *Protein Design Labs, Inc.................        87
        564    Quaker Chemical Corp......................        14
      1,846    *Quidel Corp..............................        11
        824    e*Revlon, Inc (Class A)...................         2
      1,868    *Ribapharm, Inc...........................        12
     10,596    Rohm & Haas Co............................       329
      7,331    RPM International, Inc....................       101
      1,282    *Salix Pharmaceuticals Ltd................        13
      1,792    *Sangstat Medical Corp....................        23
      4,200    *Savient Pharmaceuticals, Inc.............        19
     98,861    Schering-Plough Corp......................     1,839
      2,527    *Sciclone Pharmaceuticals, Inc............        22
      1,306    *Scotts Co (Class A)......................        65
      5,274    *Sepracor, Inc............................        95
      1,524    *Serologicals Corp........................        21
      8,310    Sherwin-Williams Co.......................       223
      5,277    *SICOR, Inc...............................       107
      4,902    Sigma-Aldrich Corp........................       266
        433    *Sirna Therapeutics, Inc..................         4
      7,559    Solutia, Inc..............................        16
        500    Stepan Co.................................        11
      2,113    e*SuperGen, Inc...........................        11
        900    e*SurModics, Inc..........................        27
      1,732    e*Tanox, Inc..............................        28
      1,614    *Third Wave Technologies, Inc.............         7
      3,511    *Unifi, Inc...............................        22
      1,125    *United Therapeutics Corp.................        25
        297    *USANA Health Sciences, Inc...............        13
      5,847    USEC, Inc.................................        41
      3,402    Valspar Corp..............................       144
      4,981    *Vertex Pharmaceuticals, Inc..............        73
      1,397    *Vicuron Pharmaceuticals, Inc.............        20
        624    *Virbac Corp..............................         4
      6,848    *Watson Pharmaceuticals, Inc..............       276
      2,293    Wellman, Inc..............................        26
        942    West Pharmaceutical Services, Inc.........        23
      4,714    *WR Grace & Co............................        21
     89,371    Wyeth.....................................     4,071
        718    e*Zymogenetics, Inc.......................         8
                                                           --------
               TOTAL CHEMICALS AND ALLIED PRODUCTS           87,112
                                                           --------
 COAL MINING--0.04%
      3,254    Arch Coal, Inc............................        75
      3,721    Brink's Co................................        54
      1,394    e Consol Energy, Inc......................        32
      4,517    Massey Energy Co..........................        59
      1,582    Peabody Energy Corp.......................        53
        421    *Westmoreland Coal Co.....................         8
                                                           --------
               TOTAL COAL MINING                                281
                                                           --------
 COMMUNICATIONS--5.65%
        664    *Acme Communication, Inc..................         5
      1,700    e*AirGate PCS, Inc........................         2
      5,002    *Alamosa Holdings, Inc....................         8
      7,370    b,e*Allegiance Telecom, Inc...............         0
     21,031    Alltel Corp...............................     1,014
     12,942    *American Tower Corp (Class A)............       115
     51,500    AT&T Corp.................................       991
    151,239    *AT&T Wireless Services, Inc..............     1,242
     26,003    *Avaya, Inc...............................       168

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
        465    *Beasley Broadcast Group, Inc (Class A)...  $      6
    124,291    BellSouth Corp............................     3,310
      1,076    e*Boston Communications Group.............        18
      6,859    e*Cablevision Systems Corp (Class A)......       142
        600    *Centennial Communications Corp...........         2
      9,623    CenturyTel, Inc...........................       335
     17,446    e*Charter Communications, Inc (Class A)...        69
     13,787    *Cincinnati Bell, Inc.....................        92
     34,793    *Clear Channel Communications, Inc........     1,475
     83,711    *Comcast Corp.............................     2,526
     63,897    e*Comcast Corp Special....................     1,842
        782    *Commonwealth Telephone Enterprises,
                 Inc.....................................        34
     14,423    *Cox Communications, Inc (Class A)........       460
      2,400    *Cox Radio, Inc (Class A).................        55
      9,017    *Crown Castle International Corp..........        70
      1,802    *Crown Media Holdings, Inc (Class A)......         7
      1,200    CT Communications, Inc....................        13
      2,893    *Cumulus Media, Inc (Class A).............        55
        866    D&E Communications, Inc...................        10
      1,933    *Digital Generation Systems...............         4
      1,293    *Dobson Communications Corp (Class A).....         7
     16,099    *EchoStar Communications Corp (Class A)...       557
      2,497    *Emmis Communications Corp (Class A)......        57
      2,405    *Entercom Communications Corp.............       118
      3,129    *Entravision Communications Corp (Class
                 A)......................................        36
        354    *Fisher Communications, Inc...............        17
      6,845    *Foundry Networks, Inc....................        99
     10,796    *Fox Entertainment Group, Inc (Class A)...       311
      3,022    *General Communication, Inc (Class A).....        26
      2,524    Global Payments, Inc......................        90
        824    *Golden Telecom, Inc......................        18
      2,685    Gray Television, Inc......................        33
      1,228    *Hearst-Argyle Television, Inc............        32
      1,000    Hickory Tech Corp.........................        11
      4,081    *Hispanic Broadcasting Corp...............       104
      1,797    *IDT Corp.................................        32
      1,600    e*IDT Corp (Class B)......................        28
      4,516    *Infonet Services Corp (Class B)..........         7
      2,972    *Insight Communications Co, Inc...........        39
     20,518    e*InterActiveCorp.........................       812
        558    *j2 Global Communications, Inc............        26
     24,457    e*Level 3 Communications, Inc.............       162
      1,093    Liberty Corp..............................        46
      2,034    *Lightbridge, Inc.........................        18
      1,798    *Lin TV Corp (Class A)....................        42
        791    *Lodgenet Entertainment Corp..............         9
    264,441    e*Lucent Technologies, Inc................       537
      1,446    *Mastec, Inc..............................         8
      4,107    e*McLeodUSA, Inc (Class A)................         6
     39,967    e*McLeodUSA, Inc (Class A) Escrow.........         0
      3,855    *Mediacom Communications Corp.............        38
      1,315    e*Metro One Telecommunications, Inc.......         7
      1,670    *Net2Phone, Inc...........................         7
     53,645    *Nextel Communications, Inc (Class A).....       970
      5,206    *Nextel Partners, Inc (Class A)...........        38
      1,100    North Pittsburgh Systems, Inc.............        17
      2,106    *NTL, Inc.................................        72
      2,069    *PanAmSat Corp............................        38
      2,900    *Paxson Communications Corp...............        17
        211    *Pegasus Communications Corp..............         6
      3,500    *Price Communications Corp................        45
      3,305    *Primus Telecommunications Group..........        17
      3,398    *PTEK Holdings, Inc.......................        16

 8  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 COMMUNICATIONS--(CONTINUED)
     91,798    *Qwest Communications International,
                 Inc.....................................  $    439
      3,960    *Radio One, Inc (Class A).................        71
      1,331    *Radio One, Inc (Class D).................        24
      4,225    e*RCN Corp................................         8
      2,346    *Regent Communications, Inc...............        14
      1,057    *Saga Communications, Inc (Class A).......        21
        695    *Salem Communications Corp (Class A)......        14
    223,596    SBC Communications, Inc...................     5,713
        234    Shenandoah Telecom Co.....................        11
      2,558    *Sinclair Broadcast Group, Inc (Class
                 A)......................................        30
      2,599    *Spanish Broadcasting System, Inc (Class
                 A)......................................        21
     60,225    Sprint Corp (FON Group)...................       867
     52,621    *Sprint Corp (PCS Group)..................       303
        956    SureWest Communications...................        29
      1,652    *Talk America Holdings, Inc...............        18
      3,612    Telephone & Data Systems, Inc.............       180
      3,067    *Time Warner Telecom, Inc (Class A).......        20
      2,123    e*Tivo, Inc...............................        26
      7,500    b*Touch America Holdings, Inc.............         0
      1,400    *Triton PCS Holdings, Inc (Class A).......         7
      1,032    *U.S. Cellular Corp.......................        26
      5,231    e*U.S. Unwired, Inc (Class A).............         2
      5,408    e*UnitedGlobalcom, Inc (Class A)..........        28
      8,082    e*Univision Communications, Inc (Class
                 A)......................................       246
    184,410    Verizon Communications, Inc...............     7,275
      7,400    *Viacom, Inc (Class A)....................       323
     97,413    *Viacom, Inc (Class B)....................     4,253
        121    Warwick Valley Telephone Co...............        10
      1,307    *West Corp................................        35
      3,838    e*Western Wireless Corp (Class A).........        44
      1,700    *Wireless Facilities, Inc.................        20
      6,599    e*XM Satellite Radio Holdings, Inc........        73
      1,003    *Young Broadcasting, Inc (Class A)........        21
                                                           --------
               TOTAL COMMUNICATIONS                          38,818
                                                           --------
 DEPOSITORY INSTITUTIONS--10.72%
      1,016    1st Source Corp...........................        19
        711    ABC Bancorp...............................        10
        419    American National Bankshares, Inc.........        11
     24,354    AmSouth Bancorp...........................       532
      1,467    Anchor Bancorp Wisconsin, Inc.............        35
        488    Arrow Financial Corp......................        16
      5,173    Associated Banc-Corp......................       192
      5,726    Astoria Financial Corp....................       160
        283    Bancfirst Corp............................        15
      5,600    Bancorpsouth, Inc.........................       117
        817    Bank Mutual Corp..........................        27
    101,162    Bank of America Corp......................     7,995
      1,000    Bank of Granite Corp......................        17
      4,703    Bank of Hawaii Corp.......................       156
     49,222    Bank of New York Co, Inc..................     1,415
        319    Bank of The Ozarks, Inc...................        12
     77,611    Bank One Corp.............................     2,886
      2,677    BankAtlantic Bancorp, Inc (Class A).......        32
     10,918    Banknorth Group, Inc......................       279
      1,281    *BankUnited Financial Corp (Class A)......        26
        777    Banner Corp...............................        16
      4,537    *Bay View Capital Corp....................        26
     32,316    BB&T Corp.................................     1,108
        449    Berkshire Hills Bancorp, Inc..............        13
      1,268    *Biolase Technology, Inc..................        14
        802    *BOK Financial Corp.......................        31
      1,020    Boston Private Financial Holdings, Inc....        22

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
        267    Bryn Mawr Bank Corp.......................  $     10
        700    BSB Bancorp, Inc..........................        17
        225    C&F Financial Corp........................         9
        580    Camden National Corp......................        16
        500    Capital City Bank Group, Inc..............        18
      1,624    Capitol Federal Financial.................        46
        897    Cascade Bancorp...........................        16
      1,069    e Cathay Bancorp, Inc.....................        48
        262    CB Bancshares, Inc........................        16
        630    CCBT Financial Cos, Inc...................        15
        506    Center Bancorp, Inc.......................         8
        311    *Center Financial Corp....................         5
        591    *Central Coast Bancorp....................        10
      1,000    Central Pacific Financial Corp............        28
        229    Century Bancorp, Inc (Class A)............         7
        285    Charter Financial Corp....................         8
     15,583    Charter One Financial, Inc................       486
      1,640    Chemical Financial Corp...................        49
      2,169    Chittenden Corp...........................        59
    346,382    Citigroup, Inc............................    14,825
      3,400    *Citigroup, Inc (Litigation Wts)..........         3
      3,061    Citizens Banking Corp.....................        82
        651    Citizens First Bancorp, Inc...............        14
        600    Citizens South Banking Corp...............         8
        550    City Bank.................................        15
      1,237    City Holding Co...........................        36
      2,682    City National Corp........................       120
        245    CNB Financial Corp........................        11
        300    Coastal Bancorp, Inc......................         9
        657    Coastal Financial Corp....................         8
        450    CoBiz, Inc................................         6
      8,230    Colonial Bancgroup, Inc...................       114
        416    Columbia Bancorp..........................        10
        508    Columbia Bancorp (Oregon).................         7
      1,009    Columbia Banking System, Inc..............        18
     12,037    Comerica, Inc.............................       560
      3,932    Commerce Bancorp, Inc.....................       146
      3,971    Commerce Bancshares, Inc..................       155
        228    Commercial Bankshares, Inc................         7
      3,124    Commercial Federal Corp...................        66
        277    Community Bank of North Virginia..........         3
        818    Community Bank System, Inc................        31
        905    Community Trust Bancorp, Inc..............        24
      8,652    Compass Bancshares, Inc...................       302
     34,705    *Concord EFS, Inc.........................       511
        585    Corus Bankshares, Inc.....................        28
      3,532    Cullen/Frost Bankers, Inc.................       113
      2,343    CVB Financial Corp........................        46
      1,606    Dime Community Bancshares.................        41
      1,439    Downey Financial Corp.....................        59
      1,600    East West Bancorp, Inc....................        58
        327    Eastern Virginia Bankshares, Inc..........         7
        481    ESB Financial Corp........................         6
      1,026    *Euronet Worldwide, Inc...................        11
        283    EverTrust Financial Group, Inc............         7
        187    Exchange National Bancshares, Inc.........        10
        447    Farmers Capital Bank Corp.................        14
      1,153    Fidelity Bankshares, Inc..................        26
     34,205    Fifth Third Bancorp.......................     1,961
        559    Financial Institutions, Inc...............        13
        480    First Bancorp (North Carolina)............        12
      2,338    First Bancorp (Puerto Rico)...............        64
        210    First Bell Bancorp, Inc...................         5

                       See Notes to Financial Statements
                           2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   9

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
        600    First Busey Corp (Class A)................  $     15
      2,100    First Charter Corp........................        37
        281    First Citizens Banc Corp..................         7
        436    First Citizens Bancshares, Inc (Class
                 A)......................................        44
      4,100    First Commonwealth Financial Corp.........        53
        831    First Community Bancorp...................        26
        646    First Community Bancshares, Inc...........        23
        468    First Essex Bancorp, Inc..................        22
      1,238    First Federal Capital Corp................        25
        213    First Federal Financial of Kentucky.......         7
      2,593    First Financial Bancorp...................        41
      1,093    First Financial Bankshares, Inc...........        37
        500    First Financial Corp (Indiana)............        26
      1,000    First Financial Holdings, Inc.............        27
      1,043    First Merchants Corp......................        25
      3,362    First Midwest Bancorp, Inc................        97
        550    First National Corp.......................        14
        310    First Oak Brook Bancshares, Inc...........        10
        743    *First Republic Bank......................        20
      1,744    First Sentinel Bancorp, Inc...............        28
        203    First South Bancorp, Inc..................         7
        499    First State Bancorp.......................        14
      8,546    First Tennessee National Corp.............       375
        410    First United Corp.........................         9
      4,823    *First Virginia Banks, Inc................       208
        494    Firstfed America Bancorp, Inc.............        17
      1,200    *FirstFed Financial Corp..................        42
      5,818    FirstMerit Corp...........................       133
        442    Flag Financial Corp.......................         6
      1,967    Flagstar Bancorp, Inc.....................        48
     70,684    FleetBoston Financial Corp................     2,100
        362    FloridaFirst Bancorp, Inc.................         9
        737    Flushing Financial Corp...................        16
        254    FMS Financial Corp........................         4
      3,097    FNB Corp..................................        94
        419    FNB Corp (Virginia).......................        11
        333    FNB Corp, Inc.............................         8
        309    Foothill Independent Bancorp..............         6
        195    Franklin Financial Corp...................         6
      1,064    Frontier Financial Corp...................        30
      7,274    Fulton Financial Corp.....................       145
        282    GA Financial, Inc.........................         7
        300    GB&T Bancshares, Inc......................         7
        582    GBC Bancorp...............................        22
      1,224    Glacier Bancorp, Inc......................        30
      2,100    Gold Banc Corp, Inc.......................        22
      8,460    Golden West Financial Corp................       677
        416    Great Southern Bancorp, Inc...............        16
        339    Greater Community Bancorp.................         5
      5,778    e Greenpoint Financial Corp...............       294
        957    Hancock Holding Co........................        45
        628    Hanmi Financial Corp......................        11
      1,557    Harbor Florida Bancshares, Inc............        37
      1,322    Harleysville National Corp................        36
        756    *Heritage Commerce Corp...................         9
        363    Heritage Financial Corp...................         8
     10,928    Hibernia Corp (Class A)...................       198
      5,161    Hudson City Bancorp, Inc..................       132
      1,120    Hudson River Bancorp, Inc.................        31
      3,093    Hudson United Bancorp.....................       106
        772    Humboldt Bancorp..........................        12
     15,387    Huntington Bancshares, Inc................       300

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
        409    IberiaBank Corp...........................  $     20
        175    IBT Bancorp, Inc..........................         9
        906    Independent Bank Corp (Massachusetts).....        20
      1,389    Independent Bank Corp (Michigan)..........        36
      3,878    IndyMac Bancorp, Inc......................        99
      1,112    Integra Bank Corp.........................        19
        900    *Intercept, Inc...........................         8
        616    Interchange Financial Services Corp.......        12
      1,916    International Bancshares Corp.............        68
        934    Irwin Financial Corp......................        24
        332    *Itla Capital Corp........................        13
    135,903    J.P. Morgan Chase & Co....................     4,645
     28,770    KeyCorp...................................       727
        412    Klamath First Bancorp, Inc................         7
        845    e Lakeland Bancorp, Inc...................        14
        367    Lakeland Financial Corp...................        11
        315    LNB Bancorp, Inc..........................         7
        608    LSB Bancshares, Inc.......................        11
      4,803    M & T Bank Corp...........................       405
        504    Macatawa Bank Corp........................        12
      1,342    MAF Bancorp, Inc..........................        50
        700    Main Street Banks, Inc....................        18
        422    MainSource Financial Group, Inc...........        10
     14,906    Marshall & Ilsley Corp....................       456
        813    MB Financial, Inc.........................        33
     29,038    Mellon Financial Corp.....................       806
        324    Mercantile Bank Corp......................         9
      4,786    Mercantile Bankshares Corp................       188
        287    Merchants Bancshares, Inc.................         7
      1,600    Mid-State Bancshares......................        32
        600    e Midwest Banc Holdings, Inc..............        12
        297    MutualFirst Financial, Inc................         7
        572    Nara Bancorp, Inc.........................        11
        219    NASB Financial, Inc.......................         6
        236    National Bankshares, Inc..................         9
     38,021    National City Corp........................     1,244
     13,992    National Commerce Financial Corp..........       310
      1,300    National Penn Bancshares, Inc.............        37
        514    NBC Capital Corp..........................        13
      2,152    NBT Bancorp, Inc..........................        42
      3,228    NetBank, Inc..............................        42
      9,765    New York Community Bancorp, Inc...........       284
     11,099    North Fork Bancorp, Inc...................       378
     13,054    Northern Trust Corp.......................       546
        792    Northwest Bancorp, Inc....................        13
        221    Oak Hill Financial, Inc...................         6
        786    OceanFirst Financial Corp.................        20
      2,600    *Ocwen Financial Corp.....................        12
      4,507    Old National Bancorp......................       104
        155    Old Point Financial Corp..................         5
        532    Old Second Bancorp, Inc...................        23
        593    Omega Financial Corp......................        20
        113    Oneida Financial Corp.....................         3
        475    PAB Bankshares, Inc.......................         6
      2,433    Pacific Capital Bancorp...................        85
        763    Pacific Union Bank........................        10
        768    Park National Corp........................        88
        344    Parkvale Financial Corp...................         8
        474    Partners Trust Financial Group, Inc.......         9
        449    Patriot Bank Corp.........................         8
        430    Peapack Gladstone Financial Corp..........        14
        381    Pennfed Financial Services, Inc...........        11
        500    Pennrock Financial Services Corp..........        14

 10  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
        204    Penns Woods Bancorp, Inc..................  $      9
        567    Peoples Bancorp, Inc......................        14
      1,741    People's Bank.............................        50
        342    Peoples Holding Co........................        15
        775    PFF Bancorp, Inc..........................        30
     19,104    PNC Financial Services Group, Inc.........       932
      1,701    Provident Bankshares Corp.................        43
      2,926    e Provident Financial Group, Inc..........        75
      1,760    Provident Financial Services, Inc.........        34
      1,016    R & G Financial Corp (Class B)............        30
     15,498    Regions Financial Corp....................       524
      3,705    Republic Bancorp, Inc.....................        50
        506    Republic Bancorp, Inc (Class A)
                 (Kentucky)..............................         8
        201    Resource Bankshares Corp..................         7
        997    Riggs National Corp.......................        15
      5,020    Roslyn Bancorp, Inc.......................       108
        288    Royal Bancshares of Pennsylvania (Class
                 A)......................................         6
      1,811    S & T Bancorp, Inc........................        50
        403    S.Y. Bancorp, Inc.........................        14
        325    Santander Bancorp.........................         5
        855    Seacoast Banking Corp of Florida..........        15
      1,744    Seacoast Financial Services Corp..........        35
        637    Second Bancorp, Inc.......................        16
        253    Security Bank Corp........................         9
        362    Shore Bancshares, Inc.....................        11
      2,887    e*Silicon Valley Bancshares...............        69
      1,066    Simmons First National Corp (Class A).....        21
      5,174    Sky Financial Group, Inc..................       112
        890    Sound Federal Bancorp, Inc................        12
      2,781    South Financial Group, Inc................        65
        368    Southern Financial Bancorp, Inc...........        11
        566    Southside Bancshares, Inc.................        10
     23,363    SouthTrust Corp...........................       635
      1,929    *Southwest Bancorp of Texas, Inc..........        63
        370    Southwest Bancorp, Inc....................        10
     17,551    Sovereign Bancorp, Inc....................       275
        548    St. Francis Capital Corp..................        16
        553    State Bancorp, Inc........................        11
        345    State Financial Services Corp (Class A)...         8
     22,003    State Street Corp.........................       867
      3,870    Staten Island Bancorp, Inc................        75
        762    Sterling Bancorp..........................        21
      2,600    Sterling Bancshares, Inc..................        34
      1,139    Sterling Financial Corp (Pennsylvania)....        26
        920    *Sterling Financial Corp (Spokane)........        22
        378    Summit Bancshares, Inc....................         9
        483    *Sun Bancorp, Inc (New Jersey)............        10
        355    Sun Bancorp, Inc (Pennsylvania)...........         7
     16,833    SunTrust Banks, Inc.......................       999
     20,061    e Synovus Financial Corp..................       431
      5,193    TCF Financial Corp........................       207
      1,736    Texas Regional Bancshares, Inc (Class
                 A)......................................        60
        172    *TierOne Corp.............................         3
        363    Trico Bancshares..........................         9
        630    Troy Financial Corp.......................        17
      1,300    Trust Co of New Jersey....................        39
      5,202    Trustco Bank Corp NY......................        58
      3,002    Trustmark Corp............................        76
    128,944    U.S. Bancorp..............................     3,159
        960    U.S.B. Holding Co, Inc....................        17
      2,612    UCBH Holdings, Inc........................        75
      1,144    UMB Financial Corp........................        49

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      1,661    Umpqua Holdings Corp......................  $     32
        543    Union Bankshares Corp.....................        15
     13,740    Union Planters Corp.......................       426
      3,500    UnionBanCal Corp..........................       145
      2,534    United Bankshares, Inc....................        73
      1,194    United Community Banks, Inc...............        30
      2,251    United Community Financial Corp...........        21
        265    *United PanAm Financial Corp..............         3
        216    United Securities Bancshares..............        10
        230    United Security Bancshares................         5
      1,587    Unizan Financial Corp.....................        28
      6,850    Valley National Bancorp...................       180
        322    *Virginia Commerce Bancorp................         6
        524    Virginia Financial Group, Inc.............        15
      2,893    W Holding Co, Inc.........................        49
     86,856    Wachovia Corp.............................     3,471
        263    Warwick Community Bancorp.................         8
      4,856    Washington Federal, Inc...................       112
        881    Washington Trust Bancorp, Inc.............        20
      3,148    Webster Financial Corp....................       119
    113,269    Wells Fargo & Co..........................     5,709
      1,533    Wesbanco, Inc.............................        37
      1,194    West Coast Bancorp........................        22
        131    West Essex Bancorp, Inc...................         5
      2,316    Westamerica Bancorp.......................       100
        225    *Western Sierra Bancorp...................         7
      2,764    Whitney Holding Corp......................        88
        747    Willow Grove Bancorp, Inc.................        13
      4,525    Wilmington Trust Corp.....................       133
        971    Wintrust Financial Corp...................        29
        620    WSFS Financial Corp.......................        24
        558    Yardville National Bancorp................        11
      6,185    Zions Bancorp.............................       313
                                                           --------
               TOTAL DEPOSITORY INSTITUTIONS                 73,630
                                                           --------
 EATING AND DRINKING PLACES--0.69%
      1,013    *AFC Enterprises, Inc.....................        16
      3,718    Applebee's International, Inc.............       117
      3,540    *Aramark Corp (Class B)...................        79
      2,400    Bob Evans Farms, Inc......................        66
      6,702    *Brinker International, Inc...............       241
      1,020    *California Pizza Kitchen, Inc............        22
      3,340    CBRL Group, Inc...........................       130
      1,783    *CEC Entertainment, Inc...................        66
        758    e*Chicago Pizza & Brewery, Inc............         8
      3,658    *CKE Restaurants, Inc.....................        20
     11,718    Darden Restaurants, Inc...................       222
        790    *Dave & Buster's, Inc.....................         9
      1,384    IHOP Corp.................................        44
      2,356    *Jack In The Box, Inc.....................        53
      3,663    e*Krispy Kreme Doughnuts, Inc.............       151
      1,378    Landry's Restaurants, Inc.................        33
      1,175    Lone Star Steakhouse & Saloon, Inc........        26
     85,626    McDonald's Corp...........................     1,889
      1,120    *O'Charley's, Inc.........................        24
      4,119    Outback Steakhouse, Inc...................       161
      1,702    e*P.F. Chang's China Bistro, Inc..........        84
        875    *Papa John's International, Inc...........        25
      1,420    *Rare Hospitality International, Inc......        46
      4,500    Ruby Tuesday, Inc.........................       111
      3,096    *Ryan's Family Steak Houses, Inc..........        43
      2,516    *Sonic Corp...............................        64
      3,430    e*The Cheesecake Factory, Inc.............       123
      1,400    *The Steak n Shake Co.....................        21

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   11

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 EATING AND DRINKING PLACES--(CONTINUED)
        955    *Triarc Cos, Inc..........................  $     29
      7,405    Wendy's International, Inc................       215
     19,953    *Yum! Brands, Inc.........................       590
                                                           --------
               TOTAL EATING AND DRINKING PLACES               4,728
                                                           --------
 EDUCATIONAL SERVICES--0.19%
      8,237    *Apollo Group, Inc (Class A)..............       509
      1,040    *Apollo Group, Inc (University of Phoenix
                 Online).................................        53
      3,135    *Career Education Corp....................       214
      2,948    *Corinthian Colleges, Inc.................       143
      4,016    *DeVry, Inc...............................        94
      1,668    *Education Management Corp................        89
      3,070    *ITT Educational Services, Inc............        90
        753    *Learning Tree International, Inc.........        12
      1,157    *Princeton Review, Inc....................         7
        529    Strayer Education, Inc....................        42
      2,200    *Sylvan Learning Systems, Inc.............        50
        607    *Whitman Education Group..................         9
                                                           --------
               TOTAL EDUCATIONAL SERVICES                     1,312
                                                           --------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.54%
     27,852    *AES Corp.................................       177
      3,864    AGL Resources, Inc........................        98
      8,638    e*Allegheny Energy, Inc...................        73
      5,279    Allete, Inc...............................       140
      6,301    Alliant Energy Corp.......................       120
      9,595    *Allied Waste Industries, Inc.............        96
     10,193    Ameren Corp...............................       450
     26,707    American Electric Power Co, Inc...........       797
      1,100    American States Water Co..................        30
     10,655    *Aquila, Inc..............................        27
      3,023    Atmos Energy Corp.........................        75
      3,500    Avista Corp...............................        50
      1,900    Black Hills Corp..........................        58
      1,000    California Water Service Group............        28
     24,314    e*Calpine Corp............................       160
        800    Cascade Natural Gas Corp..................        15
      1,195    *Casella Waste Systems, Inc (Class A).....        11
     18,443    e Centerpoint Energy, Inc.................       150
        846    Central Vermont Public Service Corp.......        17
      1,183    CH Energy Group, Inc......................        53
        375    Chesapeake Utilities Corp.................         8
     11,513    Cinergy Corp..............................       424
     19,001    *Citizens Communications Co...............       245
        526    *Clean Harbors, Inc.......................         5
      2,970    Cleco Corp................................        51
      8,642    e*CMS Energy Corp.........................        70
        556    Connecticut Water Service, Inc............        14
     14,457    e Consolidated Edison, Inc................       626
     11,049    Constellation Energy Group, Inc...........       379
     21,167    Dominion Resources, Inc...................     1,360
      8,774    DPL, Inc..................................       140
      4,100    DQE, Inc..................................        62
     11,008    DTE Energy Co.............................       425
     60,347    Duke Energy Corp..........................     1,204
     19,348    *Dynegy, Inc (Class A)....................        81
     20,819    *Edison International.....................       342
     36,664    El Paso Corp..............................       296
      3,388    *El Paso Electric Co......................        42
      1,602    Empire District Electric Co...............        35
      2,318    Energen Corp..............................        77
     10,024    Energy East Corp..........................       208
        302    EnergySouth, Inc..........................        10

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
     15,050    Entergy Corp..............................  $    794
      4,306    Equitable Resources, Inc..................       175
     21,685    Exelon Corp...............................     1,297
     18,879    FirstEnergy Corp..........................       726
     11,927    FPL Group, Inc............................       797
      4,358    Great Plains Energy, Inc..................       126
      2,600    Hawaiian Electric Industries, Inc.........       119
      2,558    Idacorp, Inc..............................        67
      9,933    KeySpan Corp..............................       352
      6,143    Kinder Morgan, Inc........................       336
      1,400    Laclede Group, Inc........................        38
      4,900    MDU Resources Group, Inc..................       164
      1,200    MGE Energy, Inc...........................        38
        555    Middlesex Water Co........................        14
     27,643    e*Mirant Corp.............................        80
      4,958    National Fuel Gas Co......................       129
      1,850    New Jersey Resources Corp.................        66
      3,050    Nicor, Inc................................       113
     16,028    NiSource, Inc.............................       305
      2,809    *NiSource, Inc (Sails)....................         6
      8,777    Northeast Utilities.......................       147
      1,750    Northwest Natural Gas Co..................        48
      3,639    NSTAR.....................................       166
      1,000    NUI Corp..................................        16
      5,321    OGE Energy Corp...........................       114
      4,661    Oneok, Inc................................        91
      1,700    Otter Tail Corp...........................        46
      2,462    Peoples Energy Corp.......................       106
      9,172    Pepco Holdings, Inc.......................       176
     26,464    *PG&E Corp................................       560
      4,054    Philadelphia Suburban Corp................        99
      2,234    Piedmont Natural Gas Co, Inc..............        87
      5,318    Pinnacle West Capital Corp................       199
      2,620    PNM Resources, Inc........................        70
     11,149    PPL Corp..................................       479
     14,987    Progress Energy, Inc......................       658
      5,000    *Progress Energy, Inc (Cvo)...............         2
     15,050    Public Service Enterprise Group, Inc......       636
      6,054    Puget Energy, Inc.........................       145
      5,255    Questar Corp..............................       176
     18,132    *Reliant Resources, Inc...................       111
     10,488    *Republic Services, Inc...................       238
      1,126    Resource America, Inc (Class A)...........        12
        700    Roto-Rooter, Inc..........................        27
      7,241    SCANA Corp................................       248
      1,200    e SEMCO Energy, Inc.......................         7
     12,297    Sempra Energy.............................       351
      7,400    e*Sierra Pacific Resources................        44
        149    SJW Corp..................................        13
        800    South Jersey Industries, Inc..............        29
     47,634    Southern Co...............................     1,484
      2,899    *Southern Union Co........................        49
      2,332    Southwest Gas Corp........................        49
        699    Southwest Water Co........................        10
      2,308    *Stericycle, Inc..........................        89
     10,202    e TECO Energy, Inc........................       122
        922    Texas Genco Holdings, Inc.................        21
     20,490    TXU Corp..................................       460
      2,868    UGI Corp..................................        91
        892    e UIL Holdings Corp.......................        36
      2,061    Unisource Energy Corp.....................        39
      4,660    Vectren Corp..............................       117
      1,892    *Waste Connections, Inc...................        66

 12  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
     39,009    Waste Management, Inc.....................  $    940
      4,029    Westar Energy, Inc........................        65
      1,277    Western Gas Resources, Inc................        51
      3,300    WGL Holdings, Inc.........................        88
     32,856    Williams Cos, Inc.........................       260
      7,800    Wisconsin Energy Corp.....................       226
      2,180    WPS Resources Corp........................        88
     26,792    Xcel Energy, Inc..........................       403
                                                           --------
               TOTAL ELECTRIC, GAS, AND SANITARY SERVICES    24,326
                                                           --------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.40%
      1,556    *Actel Corp...............................        32
      1,924    b,e*Acterna Corp..........................         0
     54,729    *ADC Telecommunications, Inc..............       127
      1,423    e*Adtran, Inc.............................        73
      1,193    *Advanced Energy Industries, Inc..........        17
      5,641    *Advanced Fibre Communications, Inc.......        92
     23,508    *Advanced Micro Devices, Inc..............       151
      4,300    *Aeroflex, Inc............................        33
     46,506    e*Agere Systems, Inc (Class A)............       108
     61,048    *Agere Systems, Inc (Class B).............       140
      1,866    *Allen Telecom, Inc.......................        31
      1,895    *Alliance Semiconductor Corp..............         9
     25,942    *Altera Corp..............................       425
     11,105    American Power Conversion Corp............       173
      2,278    Ametek, Inc...............................        83
      6,298    *Amkor Technology, Inc....................        83
      1,298    *Amphenol Corp (Class A)..................        61
     24,578    *Analog Devices, Inc......................       856
      1,600    *Anaren Microwave, Inc....................        15
      1,164    Applica, Inc..............................        10
     20,650    *Applied Micro Circuits Corp..............       125
        589    Applied Signal Technology, Inc............        10
      4,429    e*Arris Group, Inc........................        22
      2,137    *Artesyn Technologies, Inc................        12
        900    *Artisan Components, Inc..................        20
     27,984    *Atmel Corp...............................        71
      1,950    *ATMI, Inc................................        49
      4,177    *Avanex Corp..............................        17
      3,547    AVX Corp..................................        39
      2,164    Baldor Electric Co........................        45
        674    Bel Fuse, Inc (Class B)...................        15
      1,537    *Benchmark Electronics, Inc...............        47
     13,817    e*Broadcom Corp (Class A).................       344
      1,800    C&D Technologies, Inc.....................        26
        300    *Catapult Communications Corp.............         3
      2,266    *C-COR.net Corp...........................        11
      1,843    *Centillium Communications, Inc...........        18
        474    *Ceradyne, Inc............................         9
      2,315    *Checkpoint Systems, Inc..................        33
      3,036    *ChipPAC, Inc.............................        23
     29,281    *CIENA Corp...............................       152
        524    e*ClearOne Communications, Inc............         1
        509    *Comtech Telecommunications...............        14
     12,265    e*Comverse Technology, Inc................       184
     18,598    *Conexant Systems, Inc....................        76
      4,899    e*Cree, Inc...............................        80
      2,100    CTS Corp..................................        22
      1,000    Cubic Corp................................        22
      8,434    *Cypress Semiconductor Corp...............       101
      3,000    e*DDI Corp................................         0
        278    *Diodes, Inc..............................         5
      1,743    *Ditech Communications Corp...............         9

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
        607    e*Drexler Technology Corp.................  $      9
      1,939    *DSP Group, Inc...........................        42
        859    *Dupont Photomasks, Inc...................        16
      2,000    *Electro Scientific Industries, Inc.......        30
     28,330    Emerson Electric Co.......................     1,448
      1,110    *Emerson Radio Corp.......................         7
        756    *EMS Technologies, Inc....................        10
      6,202    *Energizer Holdings, Inc..................       195
        934    *Energy Conversion Devices, Inc...........         8
      3,302    *Entegris, Inc............................        44
      2,200    *ESS Technology, Inc......................        21
      2,800    *Exar Corp................................        44
        754    *Fairchild Corp (Class A).................         3
      7,879    *Fairchild Semiconductor International,
                 Inc.....................................       101
      9,210    e*Finisar Corp............................        14
        462    Franklin Electric Co, Inc.................        26
      2,400    e*FuelCell Energy, Inc....................        20
     15,290    *Gemstar-TV Guide International, Inc......        78
    672,333    General Electric Co.......................    19,283
      2,198    e*Genesis Microchip, Inc..................        30
        870    *Genlyte Group, Inc.......................        30
     17,200    b,e*Geotek Communications, Inc............         0
      7,469    *GlobespanVirata, Inc.....................        62
      4,100    *GrafTech International Ltd...............        22
      1,773    Harman International Industries, Inc......       140
      4,036    *Harmonic, Inc............................        16
      4,175    e Harris Corp.............................       125
      1,700    Helix Technology Corp.....................        22
      1,700    *Hexcel Corp..............................         5
      3,320    Hubbell, Inc (Class B)....................       110
      1,800    *Hutchinson Technology, Inc...............        59
        900    *Inet Technologies, Inc...................         9
      4,117    *Integrated Circuit Systems, Inc..........       129
      7,233    *Integrated Device Technology, Inc........        80
      2,100    *Integrated Silicon Solution, Inc.........        15
    439,734    Intel Corp................................     9,139
      3,915    *Interdigital Communications Corp.........        91
      4,251    *International Rectifier Corp.............       114
      8,141    *Intersil Corp (Class A)..................       217
      1,400    Inter-Tel, Inc............................        30
      2,296    *InterVoice, Inc..........................        11
      1,160    *IXYS Corp................................         9
     10,480    *Jabil Circuit, Inc.......................       232
      4,481    *Jacuzzi Brands, Inc......................        24
     83,158    *JDS Uniphase Corp........................       292
      1,547    *JNI Corp.................................         8
      6,007    *Kemet Corp...............................        61
      1,583    *Komag, Inc...............................        19
      4,991    *Kopin Corp...............................        31
        653    *KVH Industries, Inc......................        16
      4,370    *L-3 Communications Holdings, Inc.........       190
      5,794    *Lattice Semiconductor Corp...............        48
        287    *Lifeline Systems, Inc....................         8
     21,460    Linear Technology Corp....................       691
      1,409    *Littelfuse, Inc..........................        32
      1,035    LSI Industries, Inc.......................        11
     25,435    *LSI Logic Corp...........................       180
      1,100    e*Manufacturers Services Ltd..............         5
      1,508    *Mattson Technology, Inc..................         5
     21,750    Maxim Integrated Products, Inc............       744
      5,338    Maytag Corp...............................       130
      6,926    *McData Corp (Class A)....................       102
        943    e*Medis Technologies Ltd..................         7

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   13

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
      2,262    *MEMC Electronic Materials, Inc...........  $     22
      1,540    *Mercury Computer Systems, Inc............        28
      2,500    Methode Electronics, Inc (Class A)........        27
      4,264    *Micrel, Inc..............................        44
     13,549    Microchip Technology, Inc.................       332
     37,075    e*Micron Technology, Inc..................       431
      2,114    *Microsemi Corp...........................        34
      3,137    *Microtune, Inc...........................        10
      6,199    *Mindspeed Technologies, Inc..............        17
        582    *MIPS Technologies, Inc (Class B).........         1
      8,643    Molex, Inc................................       233
      1,515    *Monolithic System Technology, Inc........        14
      1,100    *Moog, Inc (Class A)......................        38
    153,363    Motorola, Inc.............................     1,446
      5,858    *MRV Communications, Inc..................        12
      2,855    *Mykrolis Corp............................        29
        300    National Presto Industries, Inc...........         9
     12,371    *National Semiconductor Corp..............       244
      4,791    *New Focus, Inc...........................        18
     10,195    e*Novellus Systems, Inc...................       373
      8,935    *Nvidia Corp..............................       206
      4,021    *Oak Technology, Inc......................        25
      1,426    e*Omnivision Technologies, Inc............        44
      2,400    *ON Semiconductor Corp....................         6
      8,470    *Oplink Communications, Inc...............        16
        869    *OSI Systems, Inc.........................        14
      1,250    Park Electrochemical Corp.................        25
      1,022    *Parthusceva, Inc.........................         8
      1,673    *Pemstar, Inc.............................         7
      1,447    *Pericom Semiconductor Corp...............        13
      1,900    *Photronics, Inc..........................        33
      2,318    e*Pixelworks, Inc.........................        14
      2,717    *Plantronics, Inc.........................        59
      3,100    *Plexus Corp..............................        36
      1,182    e*Plug Power, Inc.........................         6
     11,397    *PMC-Sierra, Inc..........................       134
      7,006    *Polycom, Inc.............................        97
        458    *Powell Industries, Inc...................         7
      1,813    *Power Integrations, Inc..................        44
      3,890    *Power-One, Inc...........................        28
      4,709    *Powerwave Technologies, Inc..............        30
      8,578    e*Proxim Corp (Class A)...................        13
      6,315    *QLogic Corp..............................       305
     52,359    Qualcomm, Inc.............................     1,872
      6,100    *Rambus, Inc..............................       101
      2,306    *Rayovac Corp.............................        30
      1,745    b*Read-Rite Corp..........................         0
      1,663    Regal-Beloit Corp.........................        32
      4,091    *Remec, Inc...............................        28
      9,806    *RF Micro Devices, Inc....................        59
        400    Richardson Electronics Ltd................         3
     12,362    Rockwell Collins, Inc.....................       304
      1,100    *Rogers Corp..............................        37
        575    *SafeNet, Inc.............................        16
     35,335    *Sanmina-SCI Corp.........................       223
      2,915    *SBA Communications Corp..................         9
      1,000    *SBS Technologies, Inc....................        10
     10,570    Scientific-Atlanta, Inc...................       252
      1,500    *Seachange International, Inc.............        14
      4,307    *Semtech Corp.............................        61
      4,000    *Silicon Image, Inc.......................        22
      1,960    *Silicon Laboratories, Inc................        52

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      5,900    *Silicon Storage Technology, Inc..........  $     25
        500    *Siliconix, Inc...........................        18
      1,800    *Sipex Corp...............................         9
     43,307    e*Sirius Satellite Radio, Inc.............        73
      9,141    e*Skyworks Solutions, Inc.................        62
      1,197    Smith (A.O.) Corp.........................        34
     12,965    *Sonus Networks, Inc......................        65
      1,100    *Spectralink Corp.........................        11
        808    *Standard Microsystems Corp...............        12
        700    *Stoneridge, Inc..........................        10
      6,000    *Stratex Networks, Inc....................        19
      3,324    *Superconductor Technologies..............         8
        745    *Supertex, Inc............................        14
     11,448    *Sycamore Networks, Inc...................        44
        360    *Synaptics, Inc...........................         5
      2,506    *Technitrol, Inc..........................        38
      3,400    *Tekelec..................................        38
     28,264    *Tellabs, Inc.............................       186
      5,597    e*Tellium, Inc............................         5
      4,400    *Terayon Communication Systems, Inc.......        12
    116,977    Texas Instruments, Inc....................     2,059
      2,968    *Thomas & Betts Corp......................        43
      1,600    *Three-Five Systems, Inc..................        11
      1,000    *Tollgrade Communications, Inc............        19
      7,764    *Transmeta Corp...........................        12
      9,492    *Triquint Semiconductor, Inc..............        39
      1,025    *TTM Technologies, Inc....................         5
      2,000    *Turnstone Systems, Inc...................         5
        640    *Ulticom, Inc.............................         6
      1,200    e*Universal Display Corp..................        11
      1,000    *Universal Electronics, Inc...............        13
      4,272    *Utstarcom, Inc...........................       152
      3,331    *Valence Technology, Inc..................        10
      2,111    *Varian Semiconductor Equipment
                 Associates, Inc.........................        63
      1,399    *Viasat, Inc..............................        20
      1,471    *Vicor Corp...............................        14
        739    *Virage Logic Corp........................         5
     10,980    *Vishay Intertechnology, Inc..............       145
     14,636    *Vitesse Semiconductor Corp...............        72
      2,980    *Westell Technologies, Inc................        26
      4,323    e Whirlpool Corp..........................       275
      1,260    *White Electronic Designs Corp............        13
      1,507    *Wilson Greatbatch Technologies, Inc......        54
        800    Woodhead Industries, Inc..................        10
     22,657    *Xilinx, Inc..............................       573
      1,300    *Zenith Electronics Corp..................         0
                                                           --------
               TOTAL ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT                                   50,824
                                                           --------
 ENGINEERING AND MANAGEMENT SERVICES--0.76%
      1,185    e*aaiPharma, Inc..........................        24
        333    *Advisory Board Co........................        13
      3,957    *Affymetrix, Inc..........................        78
      1,368    e*Antigenics, Inc.........................        16
      4,841    *Applera Corp (Celera Genomics Group).....        50
      2,100    *Ariad Pharmaceuticals, Inc...............         9
      9,758    *BearingPoint, Inc........................        94
        246    *Bioreliance Corp.........................         5
      5,436    e*Celgene Corp............................       165
      5,700    *Century Business Services, Inc...........        19
        529    *Charles River Associates, Inc............        15
      1,445    *Ciphergen Biosystems, Inc................        15
        942    *Cornell Cos, Inc.........................        14
      2,561    *Corporate Executive Board Co.............       105
      2,017    *Corrections Corp of America..............        51

 14  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 ENGINEERING AND MANAGEMENT SERVICES--(CONTINUED)
      4,280    *Covance, Inc.............................  $     77
      2,974    *CuraGen Corp.............................        17
      1,903    e*CV Therapeutics, Inc....................        56
      2,608    *Decode Genetics, Inc.....................         8
        520    e*Digitas, Inc............................         3
      1,742    *Diversa Corp.............................        17
      1,166    e*eResearch Technology, Inc...............        26
        821    *Exact Sciences Corp......................         9
      3,246    *Exelixis, Inc............................        23
      3,466    *Exult, Inc...............................        30
      1,307    *First Consulting Group, Inc..............         6
      5,522    Fluor Corp................................       186
      1,000    *Forrester Research, Inc..................        16
      2,772    *FTI Consulting, Inc......................        69
      2,986    *Gartner, Inc (Class A)...................        23
      2,624    *Gartner, Inc (Class B)...................        20
      1,900    *Gene Logic, Inc..........................        11
        724    *Genencor International, Inc..............        12
      1,602    *Gen-Probe, Inc...........................        65
     29,379    Halliburton Co............................       676
      4,807    *Incyte Corp..............................        22
        461    *Inveresk Research Group, Inc.............         8
      3,195    *Jacobs Engineering Group, Inc............       135
      1,236    *Kosan Biosciences, Inc...................         7
        584    Landauer, Inc.............................        24
      2,441    *Lexicon Genetics, Inc....................        16
      1,206    e*Luminex Corp............................         6
      1,221    *MAXIMUS, Inc.............................        34
      2,143    *Maxygen, Inc.............................        24
     17,593    Monsanto Co...............................       381
      8,767    Moody's Corp..............................       462
      1,780    *Myriad Genetics, Inc.....................        24
      2,900    *Navigant Consulting, Inc.................        34
        951    e*Neopharm, Inc...........................        13
      1,703    *Parexel International Corp...............        24
     22,077    Paychex, Inc..............................       647
      2,266    *Per-Se Technologies, Inc.................        25
      3,216    *Pharmaceutical Product Development,
                 Inc.....................................        92
      1,600    *Pharmacopeia, Inc........................        13
      1,197    *PracticeWorks, Inc.......................        23
      2,566    *PRG-Schultz International, Inc...........        15
      5,338    *Quest Diagnostics, Inc...................       341
      8,246    *Quintiles Transnational Corp.............       117
      1,565    *Regeneration Technologies, Inc...........        21
      2,361    *Regeneron Pharmaceuticals, Inc...........        37
      1,840    *Repligen Corp............................        10
        700    e*Research Frontiers, Inc.................        10
      1,353    *Resources Connection, Inc................        32
        210    *Rigel Pharmaceuticals, Inc...............         2
      1,160    *Right Management Consultants, Inc........        15
      1,282    *Seattle Genetics, Inc....................         7
     20,732    Servicemaster Co..........................       222
        350    *SFBC International, Inc..................         6
        819    *SM&A.....................................         9
      1,062    *Sourcecorp...............................        23
      1,600    *Symyx Technologies, Inc..................        26
        500    *Tejon Ranch Co...........................        15
      2,161    *Telik, Inc...............................        35
      3,591    *Tetra Tech, Inc..........................        62
      2,015    *Transkaryotic Therapies, Inc.............        23
        791    e*TRC Cos, Inc............................        12
        953    e*Trimeris, Inc...........................        44

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      2,753    *Tularik, Inc.............................  $     27
      4,973    *U.S. Oncology, Inc.......................        37
      1,027    *URS Corp.................................        20
      1,445    *Watson Wyatt & Co Holdings...............        33
                                                           --------
               TOTAL ENGINEERING AND MANAGEMENT SERVICES      5,238
                                                           --------
 ENVIRONMENTAL QUALITY AND HOUSING--0.00%
      2,500    *Cadiz, Inc...............................         0
                                                           --------
               TOTAL ENVIRONMENTAL QUALITY AND HOUSING            0
                                                           --------
 FABRICATED METAL PRODUCTS--0.58%
      2,221    *Alliant Techsystems, Inc.................       115
      3,918    Ball Corp.................................       178
        714    CIRCOR International, Inc.................        13
      3,558    Crane Co..................................        81
      9,061    *Crown Holdings, Inc......................        65
      7,543    e Danaher Corp............................       513
        376    *Drew Industries, Inc.....................         7
     10,213    Fortune Brands, Inc.......................       533
      1,746    *Griffon Corp.............................        28
        546    *Gulf Island Fabrication, Inc.............         9
      2,800    Harsco Corp...............................       101
     16,896    Illinois Tool Works, Inc..................     1,113
        991    *Intermagnetics General Corp..............        20
     31,730    Masco Corp................................       757
        734    Material Sciences Corp....................         7
        933    *Mobile Mini, Inc.........................        15
      1,321    *NCI Building Systems, Inc................        22
      2,992    e*Raytech Corp............................        13
      2,575    *Shaw Group, Inc..........................        31
        711    *Silgan Holdings, Inc.....................        22
        852    *Simpson Manufacturing Co, Inc............        31
      4,037    Snap-On, Inc..............................       117
        884    *SPS Technologies, Inc....................        24
      4,636    Stanley Works.............................       128
      1,400    Sturm Ruger & Co, Inc.....................        14
      3,113    *Tower Automotive, Inc....................        11
      1,000    Valmont Industries, Inc...................        19
      1,100    Watts Industries, Inc (Class A)...........        20
                                                           --------
               TOTAL FABRICATED METAL PRODUCTS                4,007
                                                           --------
 FOOD AND KINDRED PRODUCTS--3.55%
      1,106    *American Italian Pasta Co (Class A)......        46
     56,151    Anheuser-Busch Cos, Inc...................     2,867
     34,913    Archer Daniels Midland Co.................       449
        700    *Boston Beer Co, Inc (Class A)............        10
     15,285    Campbell Soup Co..........................       374
         63    Coca-Cola Bottling Co Consolidated........         3
    143,644    Coca-Cola Co..............................     6,667
     15,688    Coca-Cola Enterprises, Inc................       285
     36,288    Conagra Foods, Inc........................       856
      5,033    *Constellation Brands, Inc (Class A)......       158
      1,894    Coors (Adolph) Co (Class B)...............        93
      2,328    Corn Products International, Inc..........        70
      3,761    *Darling International, Inc...............         9
      9,183    *Dean Foods Co............................       289
     12,588    *Del Monte Foods Co.......................       111
      1,240    e Dreyer's Grand Ice Cream Holdings,
                 Inc.....................................        97
         65    Farmer Brothers Co........................        22
      2,383    Flowers Foods, Inc........................        47
     24,741    General Mills, Inc........................     1,173
     23,578    H.J. Heinz Co.............................       778
      5,544    *Hercules, Inc............................        55
      6,372    Hershey Foods Corp........................       444

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   15

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 FOOD AND KINDRED PRODUCTS--(CONTINUED)
        469    e*Horizon Organic Holding Corp............  $     11
      5,077    Hormel Foods Corp.........................       120
      1,137    *International Multifoods Corp............        26
      2,936    Interstate Bakeries Corp..................        37
        400    *J & J Snack Foods Corp...................        13
      3,016    J.M. Smucker Co...........................       120
        360    *John B. Sanfilippo & Son.................         6
     16,699    Kellogg Co................................       574
     19,037    Kraft Foods, Inc (Class A)................       620
      1,829    Lancaster Colony Corp.....................        71
      1,746    Lance, Inc................................        16
        686    *M&F Worldwide Corp.......................         5
      9,489    McCormick & Co, Inc (Non-Vote)............       258
        259    *National Beverage Corp...................         4
        624    *Peets Coffee & Tea, Inc..................        11
     11,947    Pepsi Bottling Group, Inc.................       239
      3,934    PepsiAmericas Inc.........................        49
    115,628    PepsiCo, Inc..............................     5,145
      1,099    Pilgrim's Pride Corp (Class B)............        11
      2,056    *Ralcorp Holdings, Inc....................        51
        430    Riviana Foods, Inc........................        12
        669    *Robert Mondavi Corp (Class A)............        17
     52,301    Sara Lee Corp.............................       984
      3,076    Sensient Technologies Corp................        71
      6,771    *Smithfield Foods, Inc....................       155
      1,685    Tootsie Roll Industries, Inc..............        51
      2,585    Topps Co, Inc.............................        22
     15,485    Tyson Foods, Inc (Class A)................       164
     10,905    Wrigley (Wm.) Jr Co.......................       613
                                                           --------
               TOTAL FOOD AND KINDRED PRODUCTS               24,379
                                                           --------
 FOOD STORES--0.44%
      1,696    *7-Eleven, Inc............................        18
     23,819    Albertson's, Inc..........................       457
         97    *Arden Group, Inc (Class A)...............         6
         39    *Bruno's Supermarkets, Inc................         0
      1,203    *Great Atlantic & Pacific Tea Co, Inc.....        11
        700    Ingles Markets, Inc (Class A).............         7
     52,429    *Kroger Co................................       875
      1,488    e*Panera Bread Co (Class A)...............        60
        357    *Pantry, Inc..............................         3
      2,206    *Pathmark Stores, Inc.....................        17
        768    b,e*Penn Traffic Co.......................         0
      2,200    Ruddick Corp..............................        35
     29,697    e*Safeway, Inc............................       608
     26,020    e*Starbucks Corp..........................       638
        779    Weis Markets, Inc.........................        24
      3,539    *Whole Foods Market, Inc..................       168
      1,385    *Wild Oats Markets, Inc...................        15
      4,470    Winn-Dixie Stores, Inc....................        55
                                                           --------
               TOTAL FOOD STORES                              2,997
                                                           --------
 FORESTRY--0.12%
     14,786    Weyerhaeuser Co...........................       798
                                                           --------
               TOTAL FORESTRY                                   798
                                                           --------
 FURNITURE AND FIXTURES--0.33%
        745    Bassett Furniture Industries, Inc.........        10
      2,243    Ethan Allen Interiors, Inc................        79
      3,459    *Furniture Brands International, Inc......        90
      5,200    Herman Miller, Inc........................       105
      3,409    Hillenbrand Industries, Inc...............       172
      3,914    HON Industries, Inc.......................       119

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
        190    Hooker Furniture Corp.....................  $      5
      5,980    Johnson Controls, Inc.....................       512
      2,436    Kimball International, Inc (Class B)......        38
      3,252    La-Z-Boy, Inc.............................        73
      4,399    *Lear Corp................................       202
     12,981    Leggett & Platt, Inc......................       266
     18,020    Newell Rubbermaid, Inc....................       505
      1,320    *Select Comfort Corp......................        22
        389    Stanley Furniture Co, Inc.................        11
      2,167    Steelcase, Inc (Class A)..................        25
                                                           --------
               TOTAL FURNITURE AND FIXTURES                   2,234
                                                           --------
 FURNITURE AND HOMEFURNISHINGS STORES--0.37%
     19,730    *Bed Bath & Beyond, Inc...................       766
     17,271    *Best Buy Co, Inc.........................       759
     13,312    Circuit City Stores, Inc (Circuit City
                 Group)..................................       117
      1,370    *Cost Plus, Inc...........................        49
        700    *Electronics Boutique Holdings Corp.......        16
        860    e*EUniverse, Inc..........................         3
      1,300    *Gamestop Corp............................        17
        982    *Guitar Center, Inc.......................        28
      1,232    Haverty Furniture Cos, Inc................        22
      1,786    *Intertan, Inc............................        15
      2,407    *Linens 'n Things, Inc....................        57
      6,500    Pier 1 Imports, Inc.......................       133
     11,717    RadioShack Corp...........................       308
      1,285    *Restoration Hardware, Inc................         6
        605    *Rex Stores Corp..........................         7
      2,382    *The Bombay Co, Inc.......................        25
      1,215    *Trans World Entertainment Corp...........         6
      1,389    *Tweeter Home Entertainment Group, Inc....        12
        791    *Ultimate Electronics, Inc................        10
      6,132    *Williams-Sonoma, Inc.....................       179
                                                           --------
               TOTAL FURNITURE AND HOMEFURNISHINGS STORES     2,535
                                                           --------
 GENERAL BUILDING CONTRACTORS--0.30%
        881    e*Beazer Homes U.S.A., Inc................        74
      4,249    Centex Corp...............................       331
      5,528    Clayton Homes, Inc........................        69
      7,911    D.R. Horton, Inc..........................       222
        147    *Dominion Homes, Inc......................         4
      1,083    *Hovnanian Enterprises, Inc (Class A).....        64
      2,724    KB Home...................................       169
        360    Lennar Corp...............................        25
      3,559    e Lennar Corp (Class A)...................       254
        862    M/I Schottenstein Homes, Inc..............        37
      1,421    MDC Holdings, Inc.........................        69
        609    *Meritage Corp............................        30
        320    *NVR, Inc.................................       132
      1,250    *Palm Harbor Homes, Inc...................        24
      3,325    Pulte Homes, Inc..........................       205
      1,960    Ryland Group, Inc.........................       136
      2,279    Standard-Pacific Corp.....................        76
      3,215    *Toll Brothers, Inc.......................        91
      2,013    Walter Industries, Inc....................        24
        497    *WCI Communities, Inc.....................        10
        356    *William Lyon Homes, Inc..................        11
                                                           --------
               TOTAL GENERAL BUILDING CONTRACTORS             2,057
                                                           --------
 GENERAL MERCHANDISE STORES--2.56%
      2,874    *99 Cents Only Stores.....................        99
      8,000    *Big Lots, Inc............................       120
      4,983    *BJ's Wholesale Club, Inc.................        75
        610    *Brookstone, Inc..........................        12

 16  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 GENERAL MERCHANDISE STORES--(CONTINUED)
      2,822    Casey's General Stores, Inc...............  $     40
     30,694    *Costco Wholesale Corp....................     1,123
      4,851    Dillard's, Inc (Class A)..................        65
     19,165    e Dollar General Corp.....................       350
      7,780    *Dollar Tree Stores, Inc..................       247
     10,790    Family Dollar Stores, Inc.................       412
     12,781    Federated Department Stores, Inc..........       471
      1,557    Fred's, Inc...............................        58
     18,144    e J.C. Penney Co, Inc.....................       306
     19,677    *Kohl's Corp..............................     1,011
     19,421    May Department Stores Co..................       432
      1,723    *Neiman Marcus Group, Inc (Class A).......        63
        723    *Neiman Marcus Group, Inc (Class B).......        25
      8,317    *Saks, Inc................................        81
     19,315    Sears Roebuck & Co........................       650
      2,069    e*ShopKo Stores, Inc......................        27
      1,757    *Stein Mart, Inc..........................        11
     61,187    Target Corp...............................     2,315
        700    *Tuesday Morning Corp.....................        18
    178,864    Wal-Mart Stores, Inc......................     9,600
                                                           --------
               TOTAL GENERAL MERCHANDISE STORES              17,611
                                                           --------
 HEALTH SERVICES--0.71%
      3,215    *Accredo Health, Inc......................        70
        881    e*American Healthways, Inc................        32
      1,426    *Amsurg Corp..............................        43
      2,861    *Apria Healthcare Group, Inc..............        71
      7,127    *Beverly Enterprises, Inc.................        25
     16,486    *Caremark Rx, Inc.........................       423
      3,492    *Community Health Systems, Inc............        67
        500    *Corvel Corp..............................        18
      2,539    *Coventry Health Care, Inc................       117
      1,100    e*CryoLife, Inc...........................        11
        740    e*Curative Health Services, Inc...........        13
      3,980    *DaVita, Inc..............................       107
        400    e*Dynacq International, Inc...............         7
      1,776    *Enzo Biochem, Inc........................        38
      4,246    *Express Scripts, Inc.....................       290
      6,878    *First Health Group Corp..................       190
      2,013    *Genesis Health Ventures, Inc.............        36
      1,525    *Gentiva Health Services, Inc.............        14
     33,019    HCA, Inc..................................     1,058
     16,370    Health Management Associates, Inc (Class
                 A)......................................       302
     27,033    e*Healthsouth Corp........................        14
      3,932    Hooper Holmes, Inc........................        25
        414    *IMPAC Medical Systems, Inc...............         9
      1,114    e*Impath, Inc.............................        16
        813    *Kindred Healthcare, Inc..................        15
        381    *LabOne, Inc..............................         8
      9,565    *Laboratory Corp of America Holdings......       288
      2,695    e*LifePoint Hospitals, Inc................        56
      7,330    *Lincare Holdings, Inc....................       231
      6,895    *Manor Care, Inc..........................       172
        624    *Matria Healthcare, Inc...................        11
      1,650    *MIM Corp.................................        11
        600    *National Healthcare Corp.................        12
      1,435    *Odyssey HealthCare, Inc..................        53
        859    *Option Care, Inc.........................        10
      3,260    e*Orthodontic Centers of America, Inc.....        26
      1,564    *Pediatrix Medical Group, Inc.............        56
      6,600    b,e*Physicians Resource Group, Inc........         0
      3,350    *Province Healthcare Co...................        37
      1,200    *RehabCare Group, Inc.....................        18

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      3,399    *Renal Care Group, Inc....................  $    120
      1,248    *Select Medical Corp......................        31
        366    *Specialty Laboratories, Inc..............         4
      1,300    e*Sunrise Senior Living, Inc..............        29
     31,403    *Tenet Healthcare Corp....................       366
      4,949    *Triad Hospitals, Inc.....................       123
        623    *U.S. Physical Therapy, Inc...............         8
      1,089    e*United Surgical Partners International,
                 Inc.....................................        25
        979    Universal Forest Products, Inc............        21
      3,348    *Universal Health Services, Inc (Class
                 B)......................................       133
      1,429    *Xicor, Inc...............................         9
                                                           --------
               TOTAL HEALTH SERVICES                          4,869
                                                           --------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.01%
      2,325    Granite Construction, Inc.................        45
      1,632    *Insituform Technologies, Inc (Class A)...        29
                                                           --------
               TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING         74
                                                           --------
 HOLDING AND OTHER INVESTMENT OFFICES--2.20%
        816    *4Kids Entertainment, Inc.................        15
      1,151    Acadia Realty Trust.......................        11
        650    *Accredited Home Lenders Holding Co.......        13
        700    Alabama National Bancorp..................        34
        142    *Alexander's, Inc.........................        12
      1,279    Alexandria Real Estate Equities, Inc......        58
        850    Allegiant Bancorp, Inc....................        17
      7,495    e Allied Capital Corp.....................       173
      5,726    AMB Property Corp.........................       161
      1,700    Amcore Financial, Inc.....................        40
        345    American Land Lease, Inc..................         6
      1,041    AMLI Residential Properties Trust.........        25
      6,326    Annaly Mortgage Management, Inc...........       126
      3,218    e Anthracite Capital, Inc.................        39
      2,135    Anworth Mortgage Asset Corp...............        33
      5,524    Apartment Investment & Management Co
                 (Class A)...............................       191
      2,102    Apex Mortgage Capital, Inc................        11
     11,972    Archstone-Smith Trust.....................       287
      4,002    Arden Realty, Inc.........................       104
      1,181    Associated Estates Realty Corp............         8
      4,103    AvalonBay Communities, Inc................       175
        996    Bedford Property Investors, Inc...........        28
      4,558    Boston Properties, Inc....................       200
      1,400    *Boykin Lodging Co........................        11
      1,933    Brandywine Realty Trust...................        48
      3,159    BRE Properties, Inc (Class A).............       105
      2,427    Brookline Bancorp, Inc....................        34
        235    BRT Realty Trust..........................         4
        507    Camco Financial Corp......................         8
      2,491    Camden Property Trust.....................        87
      1,660    Capital Automotive REIT...................        46
        333    *Capital Corp of the West.................         8
        554    Capitol Bancorp Ltd.......................        15
        650    e Capstead Mortgage Corp..................         7
      3,615    CarrAmerica Realty Corp...................       101
        345    Cavalry Bancorp, Inc......................         6
      1,559    CBL & Associates Properties, Inc..........        67
      1,600    Centerpoint Properties Trust..............        98
      1,594    Chateau Communities, Inc..................        47
      1,889    Chelsea Property Group, Inc...............        76
        342    *Cherokee, Inc............................         7
      1,022    Colonial Properties Trust.................        36
      2,834    Commercial Net Lease Realty, Inc..........        49
        561    Community Banks, Inc......................        17
      2,770    Community First Bankshares, Inc...........        76

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   17

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
        823    Connecticut Bancshares, Inc...............  $     32
      3,454    Cornerstone Realty Income Trust, Inc......        25
      1,955    Corporate Office Properties Trust.........        33
        516    Correctional Properties Trust.............        14
      2,543    Cousins Properties, Inc...................        71
      5,712    Crescent Real Estate Equities Co..........        95
      1,759    Crown American Realty Trust...............        19
      5,160    Developers Diversified Realty Corp........       147
      9,715    Duke Realty Corp..........................       268
      1,077    Eastgroup Properties, Inc.................        29
        204    *Enstar Group, Inc........................         8
      1,200    Entertainment Properties Trust............        35
      2,800    Equity Inns, Inc..........................        19
     28,132    Equity Office Properties Trust............       760
      1,850    Equity One, Inc...........................        30
     18,683    Equity Residential........................       485
      1,037    Essex Property Trust, Inc.................        59
        700    F & M Bancorp.............................        35
      2,521    Federal Realty Investment Trust...........        81
      3,200    *FelCor Lodging Trust, Inc................        25
        275    FFLC Bancorp, Inc.........................         7
        382    First Defiance Financial Corp.............         8
        800    First Indiana Corp........................        14
      2,700    First Industrial Realty Trust, Inc........        85
      2,766    First Niagara Financial Group, Inc........        39
        987    First Place Financial Corp................        17
      4,200    Fremont General Corp......................        58
      5,219    Friedman Billings Ramsey Group, Inc.......        70
      1,800    Gables Residential Trust..................        54
      4,276    General Growth Properties, Inc............       267
        724    German American Bancorp...................        13
        638    Gladstone Capital Corp....................        13
      1,119    Glenborough Realty Trust, Inc.............        21
      2,071    Glimcher Realty Trust.....................        46
        946    Great Lakes REIT..........................        15
      3,269    e Greater Bay Bancorp.....................        67
        422    *Hawthorne Financial Corp.................        15
      3,889    Health Care Property Investors, Inc.......       165
      2,898    Health Care REIT, Inc.....................        88
      2,800    Healthcare Realty Trust, Inc..............        82
      1,295    Heritage Property Investment Trust........        35
      3,647    Highwoods Properties, Inc.................        81
      1,924    Home Properties of New York, Inc..........        68
      4,303    Hospitality Properties Trust..............       134
     16,213    *Host Marriott Corp.......................       148
      8,761    HRPT Properties Trust.....................        81
      3,311    IMPAC Mortgage Holdings, Inc..............        55
      3,530    Independence Community Bank Corp..........       100
      1,794    Innkeepers U.S.A. Trust...................        12
      2,415    Investors Real Estate Trust...............        26
      5,923    iStar Financial, Inc......................       216
        842    Keystone Property Trust...................        16
      1,702    Kilroy Realty Corp........................        47
      6,225    Kimco Realty Corp.........................       236
      1,322    Koger Equity, Inc.........................        23
      1,326    Kramont Realty Trust......................        22
      9,308    *La Quinta Corp...........................        40
      1,208    LaSalle Hotel Properties..................        18
      2,105    Lexington Corporate Properties Trust......        37
      5,200    Liberty Property Trust....................       180
      1,388    *Local Financial Corp.....................        20
      1,014    LTC Properties, Inc.......................        10

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      2,737    Macerich Co...............................  $     96
      3,122    Mack-Cali Realty Corp.....................       114
        925    Manufactured Home Communities, Inc........        32
        274    MASSBANK Corp.............................        10
      2,874    *Meristar Hospitality Corp................        15
      3,120    MFA Mortgage Investments, Inc.............        31
      1,217    Mid Atlantic Realty Trust.................        25
      1,033    Mid-America Apartment Communities, Inc....        28
      1,707    Mills Corp................................        57
      1,041    Mission West Properties, Inc..............        12
        800    National Health Investors, Inc............        15
        426    National Health Realty, Inc...............         7
      3,536    Nationwide Health Properties, Inc.........        56
      6,937    New Plan Excel Realty Trust...............       148
      1,382    Newcastle Investment Corp.................        27
        749    e Novastar Financial, Inc.................        45
      1,157    *Omega Healthcare Investors, Inc..........         6
        900    Oriental Financial Group, Inc.............        23
      1,050    Pacific Northwest Bancorp.................        36
      2,462    Pan Pacific Retail Properties, Inc........        97
        629    Parkway Properties, Inc...................        26
      1,015    Pennsylvania Real Estate Investment
                 Trust...................................        30
     12,620    Plum Creek Timber Co, Inc.................       327
      9,226    Popular, Inc..............................       356
        394    Port Financial Corp.......................        21
      2,418    Post Properties, Inc......................        64
      2,166    Prentiss Properties Trust.................        65
      1,328    *Price Legacy Corp........................         5
        394    PrivateBancorp, Inc.......................        11
     10,532    Prologis..................................       288
        800    Prosperity Bancshares, Inc................        15
        200    Provident Bancorp, Inc....................         6
        233    Provident Financial Holdings..............         7
        673    PS Business Parks, Inc....................        24
      6,747    Public Storage, Inc.......................       229
        125    *Quaker City Bancorp, Inc.................         5
      1,330    RAIT Investment Trust.....................        35
        720    Ramco-Gershenson Properties...............        17
      2,300    Realty Income Corp........................        88
      3,829    Reckson Associates Realty Corp............        80
        850    Redwood Trust, Inc........................        34
      1,699    e Regency Centers Corp....................        59
      1,900    RFS Hotel Investors, Inc..................        23
      4,497    Rouse Co..................................       171
      1,000    Sandy Spring Bancorp, Inc.................        32
        800    Saul Centers, Inc.........................        20
      2,683    Senior Housing Properties Trust...........        36
      2,270    Shurgard Storage Centers, Inc (Class A)...        75
      9,487    Simon Property Group, Inc.................       370
        829    Sizeler Property Investors................         8
      1,800    SL Green Realty Corp......................        63
        902    Sovran Self Storage, Inc..................        28
        868    Suffolk Bancorp...........................        28
      1,547    Summit Properties, Inc....................        32
      1,069    Sun Communities, Inc......................        42
        502    Superior Financial Corp...................        12
      2,750    Susquehanna Bancshares, Inc...............        64
        400    Tanger Factory Outlet Centers, Inc........        13
        367    *Tarragon Realty Investors, Inc...........         5
      2,112    Taubman Centers, Inc......................        40
      4,009    Thornburg Mortgage, Inc...................        99
        534    Tompkins Trustco, Inc.....................        24
      1,037    Town & Country Trust......................        24

 18  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
      5,482    Trizec Properties, Inc....................  $     62
      1,311    U.S. Restaurant Properties, Inc...........        21
      7,525    United Dominion Realty Trust, Inc.........       130
        374    United Mobile Homes, Inc..................         6
      1,123    United National Bancorp...................        31
        795    Universal Health Realty Income Trust......        21
      1,407    Urstadt Biddle Properties, Inc (Class
                 A)......................................        18
      4,287    Ventas, Inc...............................        65
      4,860    Vornado Realty Trust......................       212
        428    *Washington Group International, Inc......         9
     63,267    Washington Mutual, Inc....................     2,613
      2,550    Washington Real Estate Investment Trust...        69
      2,723    e Waypoint Financial Corp.................        49
      3,094    Weingarten Realty Investors...............       130
        358    Westfield Financial, Inc..................         7
      1,215    Winston Hotels, Inc.......................        10
        527    Yadkin Valley Bank and Trust Co...........         8
                                                           --------
               TOTAL HOLDING AND OTHER INVESTMENT OFFICES    15,081
                                                           --------
HOTELS AND OTHER LODGING PLACES--0.27%
        709    *Ameristar Casinos, Inc...................        15
      2,130    *Boca Resorts, Inc (Class A)..............        28
      2,248    *Boyd Gaming Corp.........................        39
      1,590    *Choice Hotels International, Inc.........        43
      4,994    *Extended Stay America, Inc...............        67
     22,518    Hilton Hotels Corp........................       288
      2,817    Mandalay Resort Group.....................        90
      1,242    Marcus Corp...............................        19
     13,035    Marriott International, Inc (Class A).....       501
      4,588    *MGM Mirage...............................       157
     18,355    *Park Place Entertainment Corp............       167
      1,730    *Pinnacle Entertainment, Inc..............        12
      2,481    *Prime Hospitality Corp...................        17
     13,596    Starwood Hotels & Resorts Worldwide,
                 Inc.....................................       389
        582    *Vail Resorts, Inc........................         8
                                                           --------
               TOTAL HOTELS AND OTHER LODGING PLACES          1,840
                                                           --------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.77%
     26,306    3M Co.....................................     3,393
        676    *Aaon, Inc................................        13
        711    *Actuant Corp.............................        34
      7,209    *Adaptec, Inc.............................        56
      4,600    *Advanced Digital Information Corp........        46
      5,183    *AGCO Corp................................        89
        446    Alamo Group, Inc..........................         5
      4,050    *American Standard Cos, Inc...............       299
     24,131    *Apple Computer, Inc......................       461
    110,766    *Applied Materials, Inc...................     1,757
      1,200    *Astec Industries, Inc....................        10
        444    *ASV, Inc.................................         6
      2,600    *Asyst Technologies, Inc..................        17
      2,798    *Avocent Corp.............................        84
      7,081    *Axcelis Technologies, Inc................        43
     22,775    Baker Hughes, Inc.........................       765
      5,538    Black & Decker Corp.......................       241
      1,400    Black Box Corp............................        51
      1,478    Briggs & Stratton Corp....................        75
      2,384    *Brooks Automation, Inc...................        27
        674    Cascade Corp..............................        12
     23,220    Caterpillar, Inc..........................     1,292
      5,224    *Cirrus Logic, Inc........................        21
    473,964    *Cisco Systems, Inc.......................     7,863
      2,075    e*Computer Network Technology Corp........        17

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      4,500    *Concurrent Computer Corp.................  $     13
      3,197    *Cooper Cameron Corp......................       161
      4,397    *Cray, Inc................................        35
      2,403    e Cummins, Inc............................        86
      1,000    *Cuno, Inc................................        36
      2,281    e*Cymer, Inc..............................        73
     16,052    Deere & Co................................       734
    152,783    *Dell Computer Corp.......................     4,883
      4,872    Diebold, Inc..............................       211
      2,613    Donaldson Co, Inc.........................       116
      1,794    *Dot Hill Systems Corp....................        24
     13,630    Dover Corp................................       408
        463    *Dril-Quip, Inc...........................         8
      4,751    e Eaton Corp..............................       373
      3,700    *Electronics For Imaging, Inc.............        75
    149,914    *EMC Corp.................................     1,570
      5,523    *Emulex Corp..............................       126
        825    Engineered Support Systems, Inc...........        35
      1,375    *EnPro Industries, Inc....................        15
      1,492    *Esterline Technologies Corp..............        26
      2,479    *FalconStor Software, Inc.................        17
      3,277    *Flowserve Corp...........................        64
      3,959    *FMC Technologies, Inc....................        83
      1,072    *Gardner Denver, Inc......................        22
     12,739    *Gateway, Inc.............................        46
        428    *General Binding Corp.....................         5
      1,604    *Global Power Equipment Group, Inc........         7
        539    Gorman-Rupp Co............................        13
      3,219    Graco, Inc................................       103
      6,004    *Grant Prideco, Inc.......................        71
      3,033    e*Handspring, Inc.........................         3
    204,126    Hewlett-Packard Co........................     4,348
        835    *Hydril Co................................        23
      2,432    *Hypercom Corp............................        10
      1,893    IDEX Corp.................................        69
      2,671    *InFocus Corp.............................        13
    108,967    International Business Machines Corp......     8,990
      5,987    International Game Technology.............       613
      3,555    *Iomega Corp..............................        38
      6,133    ITT Industries, Inc.......................       401
      3,200    JLG Industries, Inc.......................        22
      3,106    *Joy Global, Inc..........................        46
        993    *Kadant, Inc..............................        19
      1,979    Kaydon Corp...............................        41
      2,337    Kennametal, Inc...........................        79
      3,600    *Kulicke & Soffa Industries, Inc..........        23
      8,892    e*Lam Research Corp.......................       162
      3,073    Lennox International, Inc.................        40
      8,290    e*Lexmark International, Inc..............       587
      2,211    Lincoln Electric Holdings, Inc............        45
        700    Lindsay Manufacturing Co..................        16
        400    Lufkin Industries, Inc....................        10
      1,635    Manitowoc Co, Inc.........................        36
     13,440    *Maxtor Corp..............................       101
        133    *Metrologic Instruments, Inc..............         4
      1,115    *Micros Systems, Inc......................        37
      1,150    Milacron, Inc.............................         6
      2,000    Modine Manufacturing Co...................        39
        413    Nacco Industries, Inc (Class A)...........        24
      5,494    *National-Oilwell, Inc....................       121
        936    *Neoware Systems, Inc.....................        14
     20,473    e*Network Appliance, Inc..................       332

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   19

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
      1,603    Nordson Corp..............................  $     38
        494    *Oil States International, Inc............         6
      1,045    *Omnicell, Inc............................        11
        547    *Overland Storage, Inc....................        11
      7,766    Pall Corp.................................       175
      2,088    e*Palm, Inc...............................        34
      7,979    Parker Hannifin Corp......................       335
      2,314    *Paxar Corp...............................        25
      3,340    Pentair, Inc..............................       130
     15,763    Pitney Bowes, Inc.........................       605
        904    *Planar Systems, Inc......................        18
      2,200    *Presstek, Inc............................        14
        973    *ProQuest Co..............................        25
      9,635    *Quantum Corp.............................        39
      1,700    *Rainbow Technologies, Inc................        14
      8,816    *Riverstone Networks, Inc.................        10
        600    Robbins & Myers, Inc......................        11
      4,157    *Sandisk Corp.............................       168
        744    Sauer-Danfoss, Inc........................         8
        600    Schawk, Inc...............................         6
      3,316    *Scientific Games Corp (Class A)..........        31
     16,448    *Seagate Technology, Inc..................         0
      1,100    *Semitool, Inc............................         5
      1,077    *Sigma Designs, Inc.......................        12
     13,958    *Silicon Graphics, Inc....................        16
        517    *Simpletech, Inc..........................         2
      6,412    *Smith International, Inc.................       236
     55,449    *Solectron Corp...........................       207
      5,166    *SPX Corp.................................       228
        800    Standex International Corp................        17
      2,032    Stewart & Stevenson Services, Inc.........        32
      7,239    *Storage Technology Corp..................       186
        311    *Stratasys, Inc...........................        11
      4,191    e*Surebeam Corp (Class A).................        11
     15,419    Symbol Technologies, Inc..................       201
      1,000    Tecumseh Products Co (Class A)............        38
        600    Tennant Co................................        22
      2,860    *Terex Corp...............................        56
      1,000    Thomas Industries, Inc....................        27
      3,453    Timken Co.................................        60
      1,600    Toro Co...................................        64
      1,608    *Ultratech, Inc...........................        30
      2,995    *UNOVA, Inc...............................        33
      1,820    e*Veeco Instruments, Inc..................        31
     13,200    *Western Digital Corp.....................       136
        600    Woodward Governor Co......................        26
     48,542    e*Xerox Corp..............................       514
      2,700    York International Corp...................        63
      1,570    *Zebra Technologies Corp (Class A)........       118
                                                           --------
               TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT      46,524
                                                           --------
 INSTRUMENTS AND RELATED PRODUCTS--2.79%
      1,633    *Aclara BioSciences, Inc..................         7
      2,148    *Advanced Medical Optics, Inc.............        37
        814    *Advanced Neuromodulation Systems, Inc....        42
     31,522    *Agilent Technologies, Inc................       616
      1,853    e*Aksys Ltd...............................        24
      1,019    *Alaris Medical Systems, Inc..............        13
      2,974    e*Align Technology, Inc...................        37
      1,417    *American Medical Systems Holdings, Inc...        24
        477    Analogic Corp.............................        23
     14,063    Applera Corp (Applied Biosystems Group)...       268
        672    Arrow International, Inc..................        30

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      1,500    *Arthrocare Corp..........................  $     25
        624    *Aspect Medical Systems, Inc..............         5
      3,584    Bard (C.R.), Inc..........................       256
      3,395    Bausch & Lomb, Inc........................       127
     40,579    Baxter International, Inc.................     1,055
      3,985    Beckman Coulter, Inc......................       162
     17,142    Becton Dickinson & Co.....................       666
        786    BEI Technologies, Inc.....................         9
     18,144    Biomet, Inc...............................       520
      1,200    *Bio-Rad Laboratories, Inc (Class A)......        66
     21,344    *Boston Scientific Corp...................     1,304
      1,162    *Bruker AXS, Inc..........................         4
        810    *Bruker Daltonics, Inc....................         4
        519    *Candela Corp.............................         6
        479    *Cantel Medical Corp......................         6
      3,947    *Cardiac Science, Inc.....................        11
      2,300    *Cardiodynamics International Corp........         8
      1,643    *Cepheid, Inc.............................         8
        938    *Cerus Corp...............................         7
        844    *Cholestech Corp..........................         8
        400    *Closure Medical Corp.....................         8
      2,294    *Cognex Corp..............................        51
      2,100    *Coherent, Inc............................        50
      1,500    Cohu, Inc.................................        23
        720    *Cole National Corp.......................         9
      1,165    e*Conceptus, Inc..........................        16
      1,700    *Concord Camera Corp......................        12
      1,940    *Conmed Corp..............................        35
      2,130    Cooper Cos, Inc...........................        74
      4,346    *Credence Systems Corp....................        37
        144    *CTI Molecular Imaging, Inc...............         3
      1,543    *Cyberonics, Inc..........................        33
      8,521    *Cytyc Corp...............................        90
        800    Datascope Corp............................        24
      4,700    Dentsply International, Inc...............       192
      1,255    *Dionex Corp..............................        50
        527    *DJ Orthopedics, Inc......................         6
      1,158    *DRS Technologies, Inc....................        32
     19,764    Eastman Kodak Co..........................       541
      1,002    EDO Corp..................................        18
      4,090    *Edwards Lifesciences Corp................       131
      1,301    e*Endocare, Inc...........................         5
        859    *ESCO Technologies, Inc...................        38
        399    *Exactech, Inc............................         6
        600    *Excel Technology, Inc....................        14
      1,709    *FEI Co...................................        32
      3,613    *Fisher Scientific International, Inc.....       126
      2,142    *Flir Systems, Inc........................        65
      1,445    *Fossil, Inc..............................        34
     20,710    Guidant Corp..............................       919
      1,142    *Haemonetics Corp.........................        21
      1,390    *Hanger Orthopedic Group, Inc.............        16
        859    *Herley Industries, Inc...................        15
      1,387    *Hologic, Inc.............................        18
        701    e*ICU Medical, Inc........................        22
      1,208    e*Igen International, Inc.................        38
        700    *Ii-Vi, Inc...............................        16
      1,197    *Inamed Corp..............................        64
      3,300    *Input/Output, Inc........................        18
      1,332    e*Integra LifeSciences Holding............        35
        504    *Integrated Defense Technology, Inc.......         8
      1,240    *Interpore International..................        16
      2,235    e*Intuitive Surgical, Inc.................        17

 20  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
      1,790    Invacare Corp.............................  $     59
      1,155    e*Invision Technologies, Inc..............        29
      1,262    e*Ionics, Inc.............................        28
      1,037    *I-Stat Corp..............................         9
      1,141    *Itron, Inc...............................        25
      1,548    *Ixia.....................................        10
        600    Keithley Instruments, Inc.................         9
        520    *Kensey Nash Corp.........................        14
     12,834    *KLA-Tencor Corp..........................       597
        433    *Kyphon, Inc..............................         7
        879    *Laserscope...............................         7
      3,589    *Lexar Media, Inc.........................        34
      3,416    *LTX Corp.................................        29
        522    *Medical Action Industries, Inc...........         9
     81,913    Medtronic, Inc............................     3,929
      2,638    Mentor Corp...............................        51
        826    *Merit Medical Systems, Inc...............        17
      2,475    *Mettler-Toledo International, Inc........        91
        670    *Micro Therapeutics, Inc..................         3
      3,300    *Millipore Corp...........................       146
        565    Mine Safety Appliances Co.................        25
      1,655    *MKS Instruments, Inc.....................        30
      1,101    *Molecular Devices Corp...................        18
        589    Movado Group, Inc.........................        13
      1,508    MTS Systems Corp..........................        22
      2,716    *Newport Corp.............................        40
      1,099    *Novoste Corp.............................         7
      1,667    *Oakley, Inc..............................        20
      1,200    *Ocular Sciences, Inc.....................        24
      3,100    e*Orbital Sciences Corp...................        23
      2,298    *Orthologic Corp..........................        11
      1,029    *Osteotech, Inc...........................        14
      2,814    *Palatin Technologies, Inc................         9
      8,057    PerkinElmer, Inc..........................       111
      1,200    e*Photon Dynamics, Inc....................        33
      4,100    *Pinnacle Systems, Inc....................        44
      1,227    *Possis Medical, Inc......................        17
     26,870    Raytheon Co...............................       882
      2,236    *Resmed, Inc..............................        88
      2,100    *Respironics, Inc.........................        79
        416    *Retractable Technologies, Inc............         4
     11,058    Rockwell Automation, Inc..................       264
      1,996    Roper Industries, Inc.....................        74
        688    *Rudolph Technologies, Inc................        11
      1,567    *Sola International, Inc..................        27
        957    *SonoSite, Inc............................        19
     11,932    *St. Jude Medical, Inc....................       686
      1,151    *Staar Surgical Co........................        13
      1,647    *Star Scientific, Inc.....................         6
      4,798    *Steris Corp..............................       111
      9,068    e Stryker Corp............................       629
      2,566    *Sybron Dental Specialties, Inc...........        61
        568    *Synovis Life Technologies, Inc...........        11
        358    Sypris Solutions, Inc.....................         4
      2,800    *Techne Corp..............................        85
      5,828    *Tektronix, Inc...........................       126
      2,389    Teleflex, Inc.............................       102
     12,333    *Teradyne, Inc............................       213
      2,000    *Theragenics Corp.........................         9
      1,595    e*Therasense, Inc.........................        16
     10,886    *Thermo Electron Corp.....................       229
      3,489    *Thoratec Corp............................        52

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      2,130    *Trimble Navigation Ltd...................  $     49
      1,583    *TriPath Imaging, Inc.....................        11
        688    United Industrial Corp....................        11
      4,606    *Varian Medical Systems, Inc..............       265
      2,033    *Varian, Inc..............................        70
        800    *Ventana Medical Systems, Inc.............        22
      1,897    *Viasys Healthcare, Inc...................        39
      3,466    *Visx, Inc................................        60
        400    Vital Signs, Inc..........................        10
      2,366    e*Vivus, Inc..............................        12
      8,959    *Waters Corp..............................       261
      1,125    *Wright Medical Group, Inc................        21
      1,200    X-Rite, Inc...............................        12
        311    *Young Innovations, Inc...................         9
     13,136    *Zimmer Holdings, Inc.....................       592
        600    *Zoll Medical Corp........................        20
      1,200    *Zygo Corp................................        10
                                                           --------
               TOTAL INSTRUMENTS AND RELATED PRODUCTS        19,195
                                                           --------
 INSURANCE AGENTS, BROKERS AND SERVICES--0.38%
     17,144    AON Corp..................................       413
      3,354    Brown & Brown, Inc........................       109
      1,019    *Clark, Inc...............................        12
      2,076    Crawford & Co (Class B)...................        10
      5,900    Gallagher (Arthur J.) & Co................       160
      2,000    Hilb, Rogal & Hamilton Co.................        68
     36,033    Marsh & McLennan Cos, Inc.................     1,840
                                                           --------
               TOTAL INSURANCE AGENTS, BROKERS AND
                 SERVICES                                     2,612
                                                           --------
 INSURANCE CARRIERS--4.50%
      1,552    21st Century Insurance Group..............        22
      9,881    Aetna, Inc................................       595
     34,549    Aflac, Inc................................     1,062
      2,273    Alfa Corp.................................        29
        286    *Alleghany Corp...........................        55
      3,675    *Allmerica Financial Corp.................        66
     47,374    Allstate Corp.............................     1,689
      5,665    Ambac Financial Group, Inc................       375
      2,172    American Financial Group, Inc.............        50
    154,478    American International Group, Inc.........     8,524
        444    *American Medical Security Group, Inc.....         8
        693    American National Insurance Co............        60
        652    *American Physicians Capital, Inc.........        16
      1,390    *AMERIGROUP Corp..........................        52
      2,774    AmerUs Group Co...........................        78
      9,526    *Anthem, Inc..............................       735
      1,358    *Argonaut Group, Inc......................        17
        625    Baldwin & Lyons, Inc (Class B)............        15
      2,616    Berkley (W.R.) Corp.......................       138
        657    *Centene Corp.............................        26
     11,097    Chubb Corp................................       666
      8,861    Cigna Corp................................       416
      9,173    Cincinnati Financial Corp.................       340
      1,725    *Citizens, Inc............................        13
      1,505    *CNA Financial Corp.......................        37
      1,100    *CNA Surety Corp..........................        11
        600    *Cobalt Corp..............................        12
      1,558    Commerce Group, Inc.......................        56
        952    Delphi Financial Group, Inc (Class A).....        45
        220    Donegal Group, Inc........................         3
        168    EMC Insurance Group, Inc..................         3
      1,554    Erie Indemnity Co (Class A)...............        64
        881    FBL Financial Group, Inc (Class A)........        18
      8,003    Fidelity National Financial, Inc..........       246

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   21

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 INSURANCE CARRIERS--(CONTINUED)
        563    Financial Industries Corp.................  $      8
      4,830    First American Corp.......................       127
        500    Great American Financial Resources, Inc...         7
      2,039    Harleysville Group, Inc...................        47
     16,715    e Hartford Financial Services Group,
                 Inc.....................................       842
      4,239    HCC Insurance Holdings, Inc...............       125
      7,373    *Health Net, Inc..........................       243
        900    *HealthExtras, Inc........................         7
      2,579    Horace Mann Educators Corp................        42
     10,871    *Humana, Inc..............................       164
        235    Independence Holding Co...................         5
      9,564    Jefferson-Pilot Corp......................       397
     19,448    John Hancock Financial Services, Inc......       598
        314    Kansas City Life Insurance Co.............        13
      1,329    Landamerica Financial Group, Inc..........        63
      2,488    Leucadia National Corp....................        92
     11,985    Lincoln National Corp.....................       427
      9,060    Loews Corp................................       428
        600    *Markel Corp..............................       154
      9,956    e MBIA, Inc...............................       485
      1,767    Mercury General Corp......................        81
     20,064    MetLife, Inc..............................       568
      5,426    MGIC Investment Corp......................       253
      3,231    *Mid Atlantic Medical Services, Inc.......       169
        578    Midland Co................................        13
      2,936    MONY Group, Inc...........................        79
        154    *National Western Life Insurance Co (Class
                 A)......................................        17
      2,916    Nationwide Financial Services, Inc (Class
                 A)......................................        95
        290    *Navigators Group, Inc....................         9
        103    NYMAGIC, Inc..............................         2
      1,205    e Odyssey Re Holdings Corp................        25
      3,460    *Ohio Casualty Corp.......................        46
      8,133    Old Republic International Corp...........       279
      6,037    *Oxford Health Plans, Inc.................       254
      2,427    *Pacificare Health Systems, Inc...........       120
      1,212    *Philadelphia Consolidated Holding Corp...        49
      6,516    e Phoenix Cos, Inc........................        59
        591    *Pico Holdings, Inc.......................         8
      1,146    PMA Capital Corp (Class A)................        14
      6,100    PMI Group, Inc............................       164
      1,502    Presidential Life Corp....................        21
     19,441    Principal Financial Group.................       627
      1,540    *ProAssurance Corp........................        42
     12,945    Progressive Corp..........................       946
      4,643    Protective Life Corp......................       124
     37,129    Prudential Financial, Inc.................     1,249
      6,068    Radian Group, Inc.........................       222
      1,178    Reinsurance Group of America, Inc.........        38
        910    RLI Corp..................................        30
      8,716    Safeco Corp...............................       308
      1,800    Selective Insurance Group, Inc............        45
      1,748    e*Sierra Health Services, Inc.............        35
     14,511    St. Paul Cos, Inc.........................       530
      1,965    Stancorp Financial Group, Inc.............       103
        913    State Auto Financial Corp.................        20
      1,214    *Stewart Information Services Corp........        34
      7,812    Torchmark Corp............................       291
      1,424    Transatlantic Holdings, Inc...............        98
     33,731    Travelers Property Casualty Corp (Class
                 A)......................................       536
     22,849    Travelers Property Casualty Corp (Class
                 B)......................................       360
        558    *Triad Guaranty, Inc......................        21
      2,600    *UICI.....................................        39

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
        518    United Fire & Casualty Co.................  $     17
     36,827    UnitedHealth Group, Inc...................     1,851
      3,050    Unitrin, Inc..............................        83
      1,679    *Universal American Financial Corp........        11
     17,288    UnumProvident Corp........................       232
        564    *WellChoice, Inc..........................        17
      9,757    *Wellpoint Health Networks, Inc...........       823
         95    Wesco Financial Corp......................        30
        655    Zenith National Insurance Corp............        19
                                                           --------
               TOTAL INSURANCE CARRIERS                      30,922
                                                           --------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.00%
        600    *Wackenhut Corrections Corp...............         8
                                                           --------
               TOTAL JUSTICE, PUBLIC ORDER AND SAFETY             8
                                                           --------
 LEATHER AND LEATHER PRODUCTS--0.08%
      1,264    Brown Shoe Co, Inc........................        38
      6,078    *Coach, Inc...............................       302
        915    K-Swiss, Inc (Class A)....................        32
        986    *Maxwell Shoe Co, Inc (Class A)...........        14
        600    *Steven Madden Ltd........................        13
      1,268    *Timberland Co (Class A)..................        67
      2,882    Wolverine World Wide, Inc.................        56
                                                           --------
               TOTAL LEATHER AND LEATHER PRODUCTS               522
                                                           --------
 LEGAL SERVICES--0.00%
        911    e*Pre-Paid Legal Services, Inc............        22
                                                           --------
               TOTAL LEGAL SERVICES                              22
                                                           --------
 LUMBER AND WOOD PRODUCTS--0.07%
        330    American Woodmark Corp....................        15
      3,600    *Champion Enterprises, Inc................        19
        742    Deltic Timber Corp........................        21
     16,910    Georgia-Pacific Corp......................       320
        640    *Modtech Holdings, Inc....................         6
      2,850    Rayonier, Inc.............................        94
        442    Skyline Corp..............................        13
                                                           --------
               TOTAL LUMBER AND WOOD PRODUCTS                   488
                                                           --------
METAL MINING--0.18%
        741    *Cleveland-Cliffs, Inc....................        13
      9,976    *Coeur D'alene Mines Corp.................        14
      6,407    e Freeport-McMoRan Copper & Gold, Inc
                 (Class A)...............................       157
      7,363    e*Hecla Mining Co.........................        31
     23,343    Newmont Mining Corp.......................       758
      5,322    *Phelps Dodge Corp........................       204
      1,076    e Royal Gold, Inc.........................        23
      1,033    Southern Peru Copper Corp.................        16
      3,103    *Stillwater Mining Co.....................        16
                                                           --------
               TOTAL METAL MINING........................     1,232
                                                           --------
MISCELLANEOUS MANUFACTURING INDUSTRIES--0.16%
      2,239    Blyth, Inc................................        61
      4,691    Callaway Golf Co..........................        62
      1,000    *Daktronics, Inc..........................        16
      9,648    Hasbro, Inc...............................       169
      3,289    *Identix, Inc.............................        21
      1,657    *Jakks Pacific, Inc.......................        22
      1,314    *K2, Inc..................................        16
        356    *Leapfrog Enterprises, Inc................        11
      1,091    *Lydall, Inc..............................        12
     29,431    Mattel, Inc...............................       557
      2,137    e Nautilus Group, Inc.....................        26
      1,039    Oneida Ltd................................         7
        800    Penn Engineering & Manufacturing Corp.....        11

 22  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 MISCELLANEOUS MANUFACTURING INDUSTRIES--(CONTINUED)
        610    *RC2 Corp.................................  $     10
        700    Russ Berrie & Co, Inc.....................        26
      1,230    e*Shuffle Master, Inc.....................        36
        298    *Steinway Musical Instruments, Inc........         5
      1,948    *Yankee Candle Co, Inc....................        45
                                                           --------
               TOTAL MISCELLANEOUS MANUFACTURING
                 INDUSTRIES                                   1,113
                                                           --------
 MISCELLANEOUS RETAIL--1.13%
      1,264    *1-800-Flowers.com, Inc (Class A).........        10
        872    e*AC Moore Arts & Crafts, Inc.............        17
      5,103    *AdvancePCS...............................       195
      2,156    *Alloy, Inc...............................        14
     14,816    *Amazon.Com, Inc..........................       541
      3,004    *Barnes & Noble, Inc......................        69
        574    Blair Corp................................        13
        738    *Blue Rhino Corp..........................         9
      5,623    *Borders Group, Inc.......................        99
      1,600    Cash America International, Inc...........        21
        450    *Coldwater Creek, Inc.....................         6
     26,468    CVS Corp..................................       742
        126    *Dick's Sporting Goods, Inc...............         5
      1,873    *Drugstore.Com, Inc.......................        11
      1,510    *Duane Reade, Inc.........................        22
     14,103    *eBay, Inc................................     1,469
        383    *Finlay Enterprises, Inc..................         6
      1,193    Friedman's, Inc (Class A).................        14
        747    e*Galyans Trading Co, Inc.................        11
        452    e*Gart Sports Co..........................        13
      1,144    Hancock Fabrics, Inc......................        18
        498    *Hibbett Sporting Goods, Inc..............        16
      1,216    *Jill (J.) Group, Inc.....................        20
      1,030    *Jo-Ann Stores, Inc (Class A).............        26
      2,200    Longs Drug Stores Corp....................        37
      1,996    *Marvel Enterprises, Inc..................        38
      4,573    Michaels Stores, Inc......................       174
      1,807    *MSC Industrial Direct Co (Class A).......        32
     20,901    *Office Depot, Inc........................       303
      8,289    *OfficeMax, Inc...........................        54
      5,566    Omnicare, Inc.............................       188
        401    *Overstock.com, Inc.......................         6
        425    *Party City Corp..........................         4
        400    *PC Connection, Inc.......................         3
      2,410    *Petco Animal Supplies, Inc...............        52
      8,132    Petsmart, Inc.............................       136
     27,940    e*Rite Aid Corp...........................       124
        630    e*Sharper Image Corp......................        17
      2,500    *Stamps.com, Inc..........................        12
     31,469    *Staples, Inc.............................       577
      2,400    *Summit America Television, Inc...........         7
      2,355    *The Sports Authority, Inc................        25
      7,623    Tiffany & Co..............................       249
     13,415    *Toys 'R' Us, Inc.........................       163
      1,504    *Valuevision International, Inc (Class
                 A)......................................        20
     68,976    Walgreen Co...............................     2,076
        805    e*Whitehall Jewellers, Inc................         7
        637    World Fuel Services Corp..................        16
      2,094    *Zale Corp................................        84
                                                           --------
               TOTAL MISCELLANEOUS RETAIL                     7,771
                                                           --------
 MOTION PICTURES--0.73%
      1,362    *AMC Entertainment, Inc...................        16
      1,792    *Avid Technology, Inc.....................        63
      2,126    Blockbuster, Inc (Class A)................        36

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
        159    *Carmike Cinemas, Inc.....................  $      4
      3,398    *Hollywood Entertainment Corp.............        58
    173,289    *Liberty Media Corp (Class A).............     2,003
      3,154    *Metro-Goldwyn-Mayer, Inc.................        39
      1,042    *Movie Gallery, Inc.......................        19
        714    e*NetFlix, Inc............................        18
      1,299    Regal Entertainment Group (Class A).......        31
    137,533    Walt Disney Co............................     2,716
                                                           --------
               TOTAL MOTION PICTURES                          5,003
                                                           --------
 NONDEPOSITORY INSTITUTIONS--2.16%
        591    b,e*Actrade Financial Technologies Ltd....         0
      1,625    Advanta Corp (Class A)....................        16
      3,692    e American Capital Strategies Ltd.........        92
     77,334    American Express Co.......................     3,233
        766    American Home Mortgage Holdings, Inc......        15
        543    American Mortgage Acceptance Co...........         9
      7,450    e*AmeriCredit Corp........................        64
     14,053    e Capital One Financial Corp..............       691
      2,774    Charter Municipal Mortgage Acceptance
                 Co......................................        53
      1,233    *CompuCredit Corp.........................        15
      8,277    Countrywide Financial Corp................       576
        962    *Credit Acceptance Corp...................        10
      3,950    Doral Financial Corp......................       176
        897    *DVI, Inc.................................         4
      3,009    *E-Loan, Inc..............................        18
     66,341    Fannie Mae................................     4,474
        591    *Federal Agricultural Mortgage Corp (Class
                 C)......................................        13
        781    *Financial Federal Corp...................        19
     46,963    Freddie Mac...............................     2,384
     71,697    MBNA Corp.................................     1,494
      1,454    MCG Capital Corp..........................        21
      2,453    e Metris Cos, Inc.........................        14
         22    *Mfn Financial Corp Series C Wts..........         0
      1,269    New Century Financial Corp................        55
     18,118    *Providian Financial Corp.................       168
      2,022    *Saxon Capital, Inc.......................        35
     28,405    e SLM Corp................................     1,113
        200    Student Loan Corp.........................        25
        845    Westcorp..................................        24
        625    *WFS Financial, Inc.......................        21
        832    *World Acceptance Corp....................        14
                                                           --------
               TOTAL NONDEPOSITORY INSTITUTIONS              14,846
                                                           --------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
      1,482    Amcol International Corp..................        12
      6,476    Vulcan Materials Co.......................       240
                                                           --------
               TOTAL NONMETALLIC MINERALS, EXCEPT FUELS         252
                                                           --------
 OIL AND GAS EXTRACTION--1.39%
     16,789    Anadarko Petroleum Corp...................       747
     10,464    Apache Corp...............................       681
        673    *Atwood Oceanics, Inc.....................        18
      1,300    Berry Petroleum Co (Class A)..............        23
     10,560    *BJ Services Co...........................       395
     13,560    Burlington Resources, Inc.................       733
      1,823    Cabot Oil & Gas Corp (Class A)............        50
      2,444    *Cal Dive International, Inc..............        53
     12,503    Chesapeake Energy Corp....................       126
      2,899    *Cimarex Energy Co........................        69
        232    *Clayton Williams Energy, Inc.............         4
      1,917    *Comstock Resources, Inc..................        26
      1,411    *Denbury Resources, Inc...................        19
     15,532    e Devon Energy Corp.......................       829

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   23

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 OIL AND GAS EXTRACTION--(CONTINUED)
      3,430    Diamond Offshore Drilling, Inc............  $     72
        111    *Encore Acquisition Co....................         2
      1,380    *Energy Partners Ltd......................        16
      9,849    ENSCO International, Inc..................       265
      7,854    EOG Resources, Inc........................       329
      1,332    *Evergreen Resources, Inc.................        72
        344    *Exco Resources, Inc......................         6
      2,084    *Forest Oil Corp..........................        52
         14    *Forest Oil Corp Wts 02/15/04.............         0
         14    *Forest Oil Corp Wts 02/15/05.............         0
      4,627    *Global Industries Ltd....................        22
     12,038    *Grey Wolf, Inc...........................        49
      3,495    *Hanover Compressor Co....................        39
      2,496    *Harvest Natural Resources, Inc...........        16
      3,449    Helmerich & Payne, Inc....................       101
      1,000    *Horizon Offshore, Inc....................         5
        700    *Houston Exploration Co...................        24
      2,289    *KCS Energy, Inc..........................        12
      6,840    Kerr-McGee Corp...........................       306
      6,598    *Key Energy Services, Inc.................        71
      4,499    *Magnum Hunter Resources, Inc.............        36
        572    *Magnum Hunter Resources, Inc Wts
                 03/21/05................................         0
     20,900    Marathon Oil Corp.........................       551
        792    *McMoRan Exploration Co...................         9
      3,066    e*Meridian Resource Corp..................        15
      3,059    *Newfield Exploration Co..................       115
      5,171    *Newpark Resources, Inc...................        28
      3,839    Noble Energy, Inc.........................       145
      1,100    *Nuevo Energy Co..........................        19
     25,296    Occidental Petroleum Corp.................       849
      1,600    *Oceaneering International, Inc...........        41
      5,591    *Parker Drilling Co.......................        16
      2,187    Patina Oil & Gas Corp.....................        70
      4,774    *Patterson-UTI Energy, Inc................       155
        574    Penn Virginia Corp........................        25
        361    *Petrocorp, Inc...........................         4
      7,782    *Pioneer Natural Resources Co.............       203
      2,547    *Plains Exploration & Production Co.......        28
      3,508    Pogo Producing Co.........................       150
      7,574    *Pride International, Inc.................       143
        650    *Prima Energy Corp........................        14
        650    *Quicksilver Resources, Inc...............        16
      3,492    *Range Resources Corp.....................        22
      1,410    *Remington Oil & Gas Corp.................        26
      6,462    *Rowan Cos, Inc...........................       145
        700    RPC, Inc..................................         8
      1,146    *Seacor Smit, Inc.........................        42
      1,900    *Southwestern Energy Co...................        29
      1,665    *Spinnaker Exploration Co.................        44
      1,900    St. Mary Land & Exploration Co............        52
      1,545    *Stone Energy Corp........................        65
      3,300    *Superior Energy Services, Inc............        31
      1,700    *Swift Energy Co..........................        19
        940    *Tetra Technologies, Inc..................        28
      3,563    Tidewater, Inc............................       105
      2,300    *Tom Brown, Inc...........................        64
        486    *Total S.A. Wts 08/05/03..................        14
      1,143    *Transmontaigne, Inc......................         7
      2,600    *Unit Corp................................        54
     17,448    Unocal Corp...............................       501
      5,420    *Varco International, Inc.................       106
      2,260    *Veritas DGC, Inc.........................        26

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      3,500    Vintage Petroleum, Inc....................  $     39
      2,091    *Westport Resources Corp..................        48
      1,475    *W-H Energy Services, Inc.................        29
     10,714    XTO Energy, Inc...........................       215
                                                           --------
               TOTAL OIL AND GAS EXTRACTION                   9,583
                                                           --------
 PAPER AND ALLIED PRODUCTS--0.68%
      3,400    Bemis Co..................................       159
      3,441    Boise Cascade Corp........................        82
      3,583    Bowater, Inc..............................       134
      1,676    *Buckeye Technologies, Inc................        11
      1,600    *Caraustar Industries, Inc................        13
      1,008    Chesapeake Corp...........................        22
        770    Glatfelter................................        11
      1,629    *Graphic Packaging International Corp.....         7
        900    Greif, Inc (Class A)......................        21
     32,595    International Paper Co....................     1,165
     34,237    Kimberly-Clark Corp.......................     1,785
      3,700    Longview Fibre Co.........................        30
     13,555    MeadWestvaco Corp.........................       335
      3,866    *Packaging Corp of America................        71
     10,687    *Pactiv Corp..............................       211
      1,900    *Playtex Products, Inc....................        12
      1,124    Pope & Talbot, Inc........................        12
      1,966    Potlatch Corp.............................        51
        810    Rock-Tenn Co (Class A)....................        14
      1,040    Schweitzer-Mauduit International, Inc.....        25
     14,515    e*Smurfit-Stone Container Corp............       189
      6,175    Sonoco Products Co........................       148
      3,005    Temple-Inland, Inc........................       129
      2,670    Wausau-Mosinee Paper Corp.................        30
                                                           --------
               TOTAL PAPER AND ALLIED PRODUCTS...........     4,667
                                                           --------
 PERSONAL SERVICES--0.18%
      2,872    *Alderwoods Group, Inc....................        16
        620    Angelica Corp.............................        11
      8,036    Cintas Corp...............................       285
      1,567    *Coinstar, Inc............................        30
        500    CPI Corp..................................         9
      1,405    G & K Services, Inc (Class A).............        42
     12,491    H & R Block, Inc..........................       540
      3,015    Regis Corp................................        88
     20,100    *Service Corp International...............        78
        587    Unifirst Corp.............................        13
      2,238    *Weight Watchers International, Inc.......       102
                                                           --------
               TOTAL PERSONAL SERVICES                        1,214
                                                           --------
 PETROLEUM AND COAL PRODUCTS--3.69%
      4,764    Amerada Hess Corp.........................       234
      4,696    Ashland, Inc..............................       144
     72,158    ChevronTexaco Corp........................     5,210
     45,564    ConocoPhillips............................     2,497
      1,450    ElkCorp...................................        33
    449,519    Exxon Mobil Corp..........................    16,142
      1,879    Frontier Oil Corp.........................        29
      1,781    *Headwaters, Inc..........................        26
        689    Holly Corp................................        19
      3,500    Lubrizol Corp.............................       108
      8,064    Lyondell Chemical Co......................       109
      4,882    Murphy Oil Corp...........................       257
      1,296    *Premcor, Inc.............................        28
      4,532    Sunoco, Inc...............................       171
      4,106    *Tesoro Petroleum Corp....................        28

 24  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 PETROLEUM AND COAL PRODUCTS--(CONTINUED)
      6,957    Valero Energy Corp........................  $    253
      1,100    WD-40 Co..................................        31
                                                           --------
               TOTAL PETROLEUM AND COAL PRODUCTS             25,319
                                                           --------
 PRIMARY METAL INDUSTRIES--0.42%
      6,870    *AK Steel Holding Corp....................        25
     57,159    Alcoa, Inc................................     1,458
      5,801    Allegheny Technologies, Inc...............        38
      5,887    *Andrew Corp..............................        54
      1,712    Belden, Inc...............................        27
      1,200    *Brush Engineered Materials, Inc..........        10
      3,175    *Cable Design Technologies Corp...........        23
      1,463    Carpenter Technology Corp.................        23
        851    *Century Aluminum Co......................         6
      3,800    *CommScope, Inc...........................        36
        489    Curtiss-Wright Corp.......................        31
        960    *Encore Wire Corp.........................         9
      7,713    Engelhard Corp............................       191
      2,400    *General Cable Corp.......................        13
        558    Gibraltar Steel Corp......................        11
        361    e*Liquidmetal Technologies, Inc...........         2
      2,054    *Lone Star Technologies, Inc..............        44
      1,977    Matthews International Corp (Class A).....        49
      2,707    *Maverick Tube Corp.......................        52
      1,924    *Mueller Industries, Inc..................        52
      1,000    NN, Inc...................................        13
      1,100    *NS Group, Inc............................        11
      5,309    Nucor Corp................................       259
      3,544    Precision Castparts Corp..................       110
      1,000    Quanex Corp...............................        30
      1,496    *RTI International Metals, Inc............        16
      1,661    Ryerson Tull, Inc.........................        15
        293    Schnitzer Steel Industries, Inc (Class
                 A)......................................        13
      2,295    *Steel Dynamics, Inc......................        31
      1,500    Texas Industries, Inc.....................        36
      1,864    Tredegar Corp.............................        28
      6,885    United States Steel Corp..................       113
      4,742    Worthington Industries, Inc...............        64
                                                           --------
               TOTAL PRIMARY METAL INDUSTRIES............     2,893
                                                           --------
 PRINTING AND PUBLISHING--0.84%
      4,531    *American Greetings Corp (Class A)........        89
      1,700    Banta Corp................................        55
      5,892    Belo Corp (Class A).......................       132
      2,400    Bowne & Co, Inc...........................        31
        785    *Bright Horizons Family Solutions, Inc....        26
        734    *Consolidated Graphics, Inc...............        17
        264    Courier Corp..............................        14
        200    CSS Industries, Inc.......................         8
      3,382    Dow Jones & Co, Inc.......................       146
      1,171    Ennis Business Forms, Inc.................        17
     18,015    Gannett Co, Inc...........................     1,384
      2,000    Harland (John H.) Co......................        52
      3,853    Harte-Hanks, Inc..........................        73
      3,730    Hollinger International, Inc..............        40
        734    *Information Holdings, Inc................        13
      1,919    *Journal Register Co......................        35
      5,619    Knight Ridder, Inc........................       387
      3,000    Lee Enterprises, Inc......................       113
      2,621    *Mail-Well, Inc...........................         7
        600    e*Martha Stewart Living Omnimedia, Inc
                 (Class A)...............................         6
      1,222    McClatchy Co (Class A)....................        70

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
     13,149    McGraw-Hill Cos, Inc......................  $    815
        823    Media General, Inc (Class A)..............        47
      2,746    Meredith Corp.............................       121
        800    New England Business Services, Inc........        24
      9,101    New York Times Co (Class A)...............       414
        945    e*Playboy Enterprises, Inc (Class B)......        13
      9,402    *Primedia, Inc............................        29
        639    Pulitzer, Inc.............................        32
      7,167    R.R. Donnelley & Sons Co..................       187
      6,850    Reader's Digest Association, Inc (Class
                 A)......................................        92
      2,073    *Scholastic Corp..........................        62
      2,002    Scripps (E.W.) Co (Class A)...............       178
      1,179    Standard Register Co......................        19
        576    *Thomas Nelson, Inc.......................         7
     13,147    Tribune Co................................       635
      3,432    *Valassis Communications, Inc.............        88
        297    Washington Post Co (Class B)..............       218
      3,300    Wiley (John) & Sons, Inc (Class A)........        86
                                                           --------
               TOTAL PRINTING AND PUBLISHING                  5,782
                                                           --------
 RAILROAD TRANSPORTATION--0.40%
     25,079    Burlington Northern Santa Fe Corp.........       713
     14,370    CSX Corp..................................       432
      1,040    Florida East Coast Industries, Inc (Class
                 A)......................................        27
        554    Florida East Coast Industries, Inc (Class
                 B)......................................        14
        835    *Genesee & Wyoming, Inc (Class A).........        17
      4,150    *Kansas City Southern Industries, Inc.....        50
     26,143    Norfolk Southern Corp.....................       502
     16,943    Union Pacific Corp........................       983
                                                           --------
               TOTAL RAILROAD TRANSPORTATION                  2,738
                                                           --------
 REAL ESTATE--0.06%
        310    *Avatar Holdings, Inc.....................         9
      5,643    *Catellus Development Corp................       124
        378    Consolidated-Tomoka Land Co...............         9
        400    b*Crescent Operating, Inc.................         0
      1,593    Forest City Enterprises, Inc (Class A)....        66
      1,401    *Insignia Financial Group, Inc............        16
      2,179    *Jones Lang LaSalle, Inc..................        34
      1,600    e LNR Property Corp.......................        60
        929    *Reading International, Inc...............         5
      1,955    St. Joe Co................................        61
      7,000    *Stewart Enterprises, Inc (Class A).......        30
      2,118    *Trammell Crow Co.........................        22
                                                           --------
               TOTAL REAL ESTATE                                436
                                                           --------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.19%
        793    *Applied Films Corp.......................        21
      2,487    Aptargroup, Inc...........................        90
        700    Bandag, Inc...............................        26
        744    CFS Bancorp, Inc..........................        10
      4,500    Cooper Tire & Rubber Co...................        79
      9,852    e*Goodyear Tire & Rubber Co...............        52
        964    *Jarden Corp..............................        27
      1,428    Myers Industries, Inc.....................        14
     10,574    Nike, Inc (Class B).......................       566
        449    Quixote Corp..............................        11
      3,360    *Reebok International Ltd.................       113
      2,068    Schulman (A.), Inc........................        33
      2,576    e*Sealed Air Corp.........................       123
      1,100    *Skechers U.S.A., Inc (Class A)...........         8
      1,060    Spartech Corp.............................        22
        502    *Trex Co, Inc.............................        20

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   25

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--(CONTINUED)
      3,650    Tupperware Corp...........................  $     52
      1,056    *Vans, Inc................................         9
                                                           --------
               TOTAL RUBBER AND MISCELLANEOUS PLASTIC
                 PRODUCTS................................     1,276
                                                           --------
 SECURITY AND COMMODITY BROKERS--1.93%
      5,077    A.G. Edwards, Inc.........................       174
      1,500    *Affiliated Managers Group, Inc...........        91
     11,865    *Ameritrade Holding Corp..................        88
      6,393    Bear Stearns Cos, Inc.....................       463
      1,130    e*Blackrock, Inc..........................        51
     71,069    Charles Schwab Corp.......................       717
     12,162    CIT Group, Inc............................       300
        336    *Commercial Capital Bancorp, Inc..........         5
     22,624    *E*trade Group, Inc.......................       192
      4,054    Eaton Vance Corp..........................       128
      5,631    Federated Investors, Inc (Class B)........       154
        471    First Albany Cos, Inc.....................         6
     11,054    Franklin Resources, Inc...................       432
        448    *Gabelli Asset Management, Inc (Class
                 A)......................................        16
     18,831    Goldman Sachs Group, Inc..................     1,577
      2,990    e Instinet Group, Inc.....................        14
      3,414    *Investment Technology Group, Inc.........        64
      4,437    Investors Financial Services Corp.........       129
     15,347    Janus Capital Group, Inc..................       252
      1,265    Jefferies Group, Inc......................        63
      6,166    e*Knight Trading Group, Inc...............        38
      3,265    e LaBranche & Co, Inc.....................        68
      4,342    Legg Mason, Inc...........................       282
     16,572    Lehman Brothers Holdings, Inc.............     1,102
     62,386    Merrill Lynch & Co, Inc...................     2,912
     71,964    Morgan Stanley............................     3,076
      3,528    Neuberger Berman, Inc.....................       141
      1,526    Nuveen Investments, Inc...................        42
      2,664    Raymond James Financial, Inc..............        88
      5,241    SEI Investments Co........................       168
      1,068    *SoundView Technology Group, Inc..........        11
      1,151    SWS Group, Inc............................        23
      7,182    T Rowe Price Group, Inc...................       271
         98    Value Line, Inc...........................         5
      5,015    Waddell & Reed Financial, Inc (Class A)...       129
                                                           --------
               TOTAL SECURITY AND COMMODITY BROKERS          13,272
                                                           --------
 SPECIAL TRADE CONTRACTORS--0.02%
      3,450    *Dycom Industries, Inc....................        56
      1,050    *EMCOR Group, Inc.........................        52
      2,100    *Integrated Electrical Services, Inc......        15
        537    *Matrix Service Co........................         9
        569    *Newtek Business Services, Inc............         3
      4,926    *Quanta Services, Inc.....................        35
                                                           --------
               TOTAL SPECIAL TRADE CONTRACTORS                  170
                                                           --------
 STONE, CLAY, AND GLASS PRODUCTS--0.15%
        532    Ameron International Corp.................        18
      2,068    Apogee Enterprises, Inc...................        19
      1,500    e*Cabot Microelectronics Corp.............        76
        662    CARBO Ceramics, Inc.......................        25
        400    Centex Construction Products, Inc.........        16
     81,496    *Corning, Inc.............................       602
      1,417    Florida Rock Industries, Inc..............        58
      2,217    Lafarge North America, Inc................        69
      1,000    Libbey, Inc...............................        23

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      7,199    *Owens-Illinois, Inc......................  $     99
      2,700    b,e*USG Corp..............................        51
                                                           --------
               TOTAL STONE, CLAY, AND GLASS PRODUCTS          1,056
                                                           --------
 TEXTILE MILL PRODUCTS--0.04%
      1,703    Albany International Corp (Class A).......        47
      3,257    *Interface, Inc (Class A).................        15
      3,500    *Mohawk Industries, Inc...................       194
                                                           --------
               TOTAL TEXTILE MILL PRODUCTS                      256
                                                           --------
 TOBACCO PRODUCTS--1.02%
    136,601    Altria Group, Inc.........................     6,207
      2,690    Loews Corp (Carolina Group)...............        73
      6,290    R.J. Reynolds Tobacco Holdings, Inc.......       234
      1,760    Universal Corp............................        74
     11,469    UST, Inc..................................       402
      1,493    Vector Group Ltd..........................        26
                                                           --------
               TOTAL TOBACCO PRODUCTS                         7,016
                                                           --------
 TRANSPORTATION BY AIR--0.44%
      3,500    Airborne, Inc.............................        73
      4,500    *Airtran Holdings, Inc....................        47
      1,734    *Alaska Air Group, Inc....................        37
      2,003    *America West Holdings Corp (Class B).....        14
     10,953    e* AMR Corp...............................       120
      2,900    *Atlantic Coast Airlines Holdings, Inc....        39
      4,581    e*Continental Airlines, Inc (Class B).....        69
      8,490    e Delta Air Lines, Inc....................       125
      2,161    *ExpressJet Holdings, Inc.................        33
     20,136    FedEx Corp................................     1,249
        826    *Forward Air Corp.........................        21
      2,150    *Frontier Airlines, Inc...................        20
      3,098    *JetBlue Airways Corp.....................       131
      2,151    *Mesa Air Group, Inc......................        17
        600    *Mesaba Holdings, Inc.....................         4
      4,090    e*Northwest Airlines Corp.................        46
      1,365    *Offshore Logistics, Inc..................        30
        181    *Petroleum Helicopters (Vote).............         6
      3,616    Skywest, Inc..............................        69
     50,847    Southwest Airlines Co.....................       875
                                                           --------
               TOTAL TRANSPORTATION BY AIR                    3,025
                                                           --------
 TRANSPORTATION EQUIPMENT--2.32%
      1,761    *AAR Corp.................................        12
        545    *Aftermarket Technology Corp..............         6
      1,900    *American Axle & Manufacturing Holdings,
                 Inc.....................................        45
      1,100    Arctic Cat, Inc...........................        21
      4,699    ArvinMeritor, Inc.........................        95
      6,789    Autoliv, Inc..............................       184
     49,272    Boeing Co.................................     1,691
      6,082    Brunswick Corp............................       152
      1,687    Clarcor, Inc..............................        65
      1,035    Coachmen Industries, Inc..................        12
        220    Curtiss-Wright Corp (Class B).............        14
     10,224    Dana Corp.................................       118
     32,314    Delphi Corp...............................       279
        496    *Ducommun, Inc............................         7
      1,000    *Dura Automotive Systems, Inc.............         9
      3,059    Federal Signal Corp.......................        54
      2,500    e*Fleetwood Enterprises, Inc..............        19
    120,796    Ford Motor Co.............................     1,328
      2,274    GenCorp, Inc..............................        20
     12,216    General Dynamics Corp.....................       886
     31,868    General Motors Corp.......................     1,147

 26  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 TRANSPORTATION EQUIPMENT--(CONTINUED)
     60,992    *General Motors Corp-Hughes Electronics
                 Corp....................................  $    781
      5,139    e*Gentex Corp.............................       157
     11,700    Genuine Parts Co..........................       375
      6,531    Goodrich Corp.............................       137
     20,433    Harley-Davidson, Inc......................       814
        785    Heico Corp................................        10
     55,168    Honeywell International, Inc..............     1,481
      1,612    Kaman Corp (Class A)......................        19
     24,953    Lockheed Martin Corp......................     1,187
        474    Marine Products Corp......................         5
      4,500    *Mascotech, Inc (Escrow)..................         0
      1,720    *Monaco Coach Corp........................        26
      3,724    *Navistar International Corp..............       122
     11,372    Northrop Grumman Corp.....................       981
      1,007    Oshkosh Truck Corp........................        60
      7,339    Paccar, Inc...............................       495
      1,600    e Polaris Industries, Inc.................        98
        333    *Sequa Corp (Class A).....................        11
      1,755    e*Sports Resorts International, Inc.......         9
        500    Standard Motor Products, Inc..............         6
        255    *Strattec Security Corp...................        14
      1,431    Superior Industries International, Inc....        60
      2,183    *Teledyne Technologies, Inc...............        29
      2,719    *Tenneco Automotive, Inc..................        10
      8,002    Textron, Inc..............................       312
      1,100    Thor Industries, Inc......................        45
      2,420    e Trinity Industries, Inc.................        45
        952    *Triumph Group, Inc.......................        27
      1,518    *United Defense Industries, Inc...........        39
     31,896    United Technologies Corp..................     2,259
      9,045    Visteon Corp..............................        62
      1,600    *Wabash National Corp.....................        22
      2,466    Wabtec Corp...............................        34
        867    Winnebago Industries, Inc.................        33
                                                           --------
               TOTAL TRANSPORTATION EQUIPMENT                15,929
                                                           --------
 TRANSPORTATION SERVICES--0.13%
        400    *Ambassadors Group, Inc...................         6
      4,524    C.H. Robinson Worldwide, Inc..............       161
      2,500    *EGL, Inc.................................        38
      2,335    *Expedia, Inc.............................       179
      6,394    Expeditors International of Washington,
                 Inc.....................................       221
      2,986    e GATX Corp...............................        49
        872    *Navigant International, Inc..............        11
      2,021    *RailAmerica, Inc.........................        17
      9,902    Sabre Holdings Corp.......................       244
                                                           --------
               TOTAL TRANSPORTATION SERVICES                    926
                                                           --------
 TRUCKING AND WAREHOUSING--0.40%
      1,500    Arkansas Best Corp........................        36
      3,058    CNF, Inc..................................        78
        424    *Covenant Transport, Inc (Class A)........         7
      2,145    *Heartland Express, Inc...................        48
      1,500    *Hunt (J.B.) Transport Services, Inc......        57
        914    *Landstar System, Inc.....................        57
        221    *P.A.M. Transportation Services...........         5
        777    Roadway Corp..............................        22
        900    *SCS Transportation, Inc..................        11
      4,341    *Swift Transportation Co, Inc.............        81
        400    *U.S. Xpress Enterprises, Inc (Class A)...         4
     34,102    United Parcel Service, Inc (Class B)......     2,172
      1,835    USF Corp..................................        49

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
      2,733    Werner Enterprises, Inc...................  $     58
      1,800    *Yellow Corp..............................        42
                                                           --------
               TOTAL TRUCKING AND WAREHOUSING                 2,727
                                                           --------
 WATER TRANSPORTATION--0.02%
      2,785    Alexander & Baldwin, Inc..................        74
        844    *Gulfmark Offshore, Inc...................        14
      1,369    *Kirby Corp...............................        39
      1,962    Overseas Shipholding Group, Inc...........        43
                                                           --------
               TOTAL WATER TRANSPORTATION                       170
                                                           --------
 WHOLESALE TRADE-DURABLE GOODS--1.85%
        384    e*1-800 Contacts, Inc.....................         9
      1,100    Action Performance Cos, Inc...............        21
        839    *Alliance Imaging, Inc....................         4
      2,198    *Anixter International, Inc...............        51
      6,925    *Apogent Technologies, Inc................       139
      1,381    Applied Industrial Technologies, Inc......        29
      6,892    *Arrow Electronics, Inc...................       105
      1,206    *Audiovox Corp (Class A)..................        13
      1,354    *Aviall, Inc..............................        15
      7,746    *Avnet, Inc...............................        98
        751    Barnes Group, Inc.........................        16
      1,800    BorgWarner, Inc...........................       116
      1,291    *Boyds Collection Ltd.....................         6
      2,100    Carlisle Cos, Inc.........................        89
      4,002    *CDW Corp.................................       183
      1,736    Commercial Metals Co......................        31
      1,641    *Compucom Systems, Inc....................         7
        794    *Department 56, Inc.......................        12
        500    *Global Imaging Systems, Inc..............        12
      1,800    *Handleman Co.............................        29
      1,700    Hughes Supply, Inc........................        59
      9,909    e IKON Office Solutions, Inc..............        88
      1,091    *Imagistics International, Inc............        28
      5,682    *Ingram Micro, Inc (Class A)..............        63
      2,951    *Insight Enterprises, Inc.................        30
        715    *Insurance Auto Auctions, Inc.............         9
    199,800    Johnson & Johnson.........................    10,330
        739    *Keystone Automotive Industries, Inc......        13
      1,689    *Knight Transportation, Inc...............        42
        300    Lawson Products, Inc......................         8
      3,352    Martin Marietta Materials, Inc............       113
      1,400    b,e*MCSi, Inc.............................         0
     17,000    b*Neuromedical Systems, Inc...............         2
         96    *NII Holdings, Inc (Class B)..............         4
      2,300    Owens & Minor, Inc........................        51
      3,475    *Patterson Dental Co......................       158
      3,435    Pep Boys-Manny Moe & Jack.................        46
      2,158    Pioneer-Standard Electronics, Inc.........        18
        700    *Pomeroy IT Solutions, Inc................         8
      4,800    *PSS World Medical, Inc...................        28
      1,717    Reliance Steel & Aluminum Co..............        36
      9,000    *Safeguard Scientifics, Inc...............        24
        698    *Scansource, Inc..........................        19
      1,238    e*SCP Pool Corp...........................        43
      1,219    *TBC Corp.................................        23
      3,456    *Tech Data Corp...........................        92
      5,118    W.W. Grainger, Inc........................       239
      1,229    Watsco, Inc...............................        20
      1,000    *WESCO International, Inc.................         6
      1,950    e*Zoran Corp..............................        37
                                                           --------
               TOTAL WHOLESALE TRADE-DURABLE GOODS           12,622
                                                           --------

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   27

   Statement of Investments (unaudited) - STOCK INDEX ACCOUNT - June 30, 2003
--------------------------------------------------------------------------------

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
 WHOLESALE TRADE-NONDURABLE GOODS--0.85%
        598    Aceto Corp................................  $     11
      3,000    e Acuity Brands, Inc......................        55
        833    Advanced Marketing Services, Inc..........        11
      3,953    Airgas, Inc...............................        66
      1,800    *Allscripts Healthcare Solutions, Inc.....         7
      7,051    AmerisourceBergen Corp....................       489
      2,183    Brown-Forman Corp (Class B)...............       172
     30,465    Cardinal Health, Inc......................     1,937
        468    *Central European Distribution Corp.......         9
      2,584    *Chiquita Brands International, Inc.......        37
        924    D&K Healthcare Resources, Inc.............        15
      1,294    b,e*Daisytek International Corp...........         0
      3,045    DIMON, Inc................................        22
      2,199    *Endo Pharmaceuticals Holdings, Inc.......        37
      2,762    b,e*Fleming Cos, Inc......................         0
        293    Getty Realty Corp.........................         7
        226    *Green Mountain Coffee, Inc...............         4
      1,696    *Hain Celestial Group, Inc................        27
      2,750    *Henry Schein, Inc........................       144
        500    *Kenneth Cole Productions, Inc (Class
                 A)......................................        10
     18,400    McKesson Corp.............................       658
      2,069    *Men's Wearhouse, Inc.....................        45
        785    Nash Finch Co.............................        13
      3,183    Nu Skin Enterprises, Inc (Class A)........        33
      2,973    *Performance Food Group Co................       110
      4,300    Perrigo Co................................        67
      1,700    *Plains Resources, Inc....................        24
         84    f*Priority Healthcare Corp (Class A)......         2
      1,641    *Priority Healthcare Corp (Class B).......        30
      1,702    Russell Corp..............................        32
      1,104    e*School Specialty, Inc...................        31
        900    *Smart & Final, Inc.......................         4
        779    *Source Interlink Cos, Inc................         6
        803    Standard Commercial Corp..................        14
      2,696    Stride Rite Corp..........................        27
      9,074    Supervalu, Inc............................       193
     43,720    Sysco Corp................................     1,313
        980    *Tractor Supply Co........................        47
      1,291    *United Natural Foods, Inc................        36
      2,061    *United Stationers, Inc...................        75
      1,821    Valhi, Inc................................        18

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   -----
        774    *VistaCare, Inc (Class A).................  $     19
        126    Weyco Group, Inc..........................         6
                                                           --------
               TOTAL WHOLESALE TRADE-NONDURABLE GOODS         5,863
                                                           --------
               TOTAL COMMON STOCK
                 (Cost $667,070)                            678,386
                                                           --------
TIAA CREF MUTUAL FUND--0.89%
    785,313    TIAA-CREF Institutional Equity Index
                 Fund....................................     6,133
                                                           --------
               TOTAL TIAA-CREF MUTUAL FUND
                 (Cost $6,032)...........................     6,133
                                                           --------
 PRINCIPAL
 ---------
 SHORT TERM INVESTMENTS--3.51%
 U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--3.51%
               Federal Home Loan Bank (FHLB)
$ 5,100,000      0.910%, 07/09/03........................  $  5,099
               Federal Home Loan Mortgage Corp (FHLMC)
  9,000,000      1.130%, 07/08/03........................     8,998
 10,000,000      0.880%, 07/17/03........................     9,995
                                                           --------
               TOTAL U.S. GOVERNMENT AND AGENCIES
                 DISCOUNT NOTES                              24,092
                                                           --------
               TOTAL SHORT TERM INVESTMENTS
                 (Cost $24,093)                              24,092
                                                           --------
               TOTAL PORTFOLIO--103.16%
                 (Cost $697,330)                            708,747
               OTHER ASSETS & LIABILITIES--(3.16)%          (21,736)
                                                           --------
               NET ASSETS--100.00%                         $687,011
                                                           ========

------------
*  Non-income producing
b  In bankruptcy
e  All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2003, the value of these securities amounted to $12.00 or 0.00% of net assets.

ADDITIONAL INFORMATION ON EACH RESTRICTED SECURITY IS AS FOLLOWS:

                                              ACQUISITION   ACQUISITION
SECURITY                                         DATE          COST
--------                                      -----------   -----------
National Health Investors, Inc (Sr Sub
  Deb)......................................   01/01/01       $10,000
Priority Healthcare Corp (Class A)..........   01/04/99         1,148

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

 28  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

TIAA SEPARATE ACCOUNT VA-1                   STATEMENT OF ASSETS AND LIABILITIES

STOCK INDEX ACCOUNT                                                  (UNAUDITED)

--------------------------------------------------------------------------------
June 30, 2003
(amounts in thousands, except amount per accumulation unit)

ASSETS
  Investments, at cost                                        $697,330
  Net unrealized appreciation of investments                    11,417
----------------------------------------------------------------------
  Investments, at value (including securities loaned of
    $23,211)                                                   708,747
  Cash                                                           1,041
  Dividends and interest receivable                              1,208
  Receivable from securities transactions                        9,790
----------------------------------------------------------------------
    TOTAL ASSETS                                               720,786
----------------------------------------------------------------------
LIABILITIES
  Deposits for securities loaned-Note 3                         24,295
  Payable for securities transactions                            9,007
  Amounts due to TIAA General Account                              473
----------------------------------------------------------------------
    TOTAL LIABILITIES                                           33,775
----------------------------------------------------------------------
NET ASSETS
  Accumulation Fund                                           $687,011
======================================================================
ACCUMULATION UNITS OUTSTANDING-Notes 4 and 5                    11,715
======================================================================
NET ASSET VALUE PER ACCUMULATION UNIT-Note 4                    $58.65
======================================================================

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   29

TIAA SEPARATE ACCOUNT VA-1                               STATEMENT OF OPERATIONS

STOCK INDEX ACCOUNT                                                  (UNAUDITED)

--------------------------------------------------------------------------------
Six Months Ended June 30, 2003
(amounts in thousands)

INVESTMENT INCOME
  Income:
    Interest                                                  $   176
    Dividends                                                   5,811
---------------------------------------------------------------------
      Total income                                              5,987
---------------------------------------------------------------------
  Expenses-Note 2:
    Investment advisory charges                                   934
    Administrative expenses                                       623
    Mortality and expense risk charges                            311
---------------------------------------------------------------------
    Total expenses before waiver                                1,868
    Investment advisory charges waived                           (716)
---------------------------------------------------------------------
      Net expenses                                              1,152
---------------------------------------------------------------------
    Investment income-net                                       4,835
---------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 3
  Net realized loss on investments                             (2,737)
  Net change in unrealized appreciation on investments         73,789
---------------------------------------------------------------------
  Net realized and unrealized gain on investments              71,052
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $75,887
=====================================================================

 30  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
                       See Notes to Financial Statements

TIAA SEPARATE ACCOUNT VA-1                   STATEMENTS OF CHANGES IN NET ASSETS

STOCK INDEX ACCOUNT

--------------------------------------------------------------------------------
(amounts in thousands)

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2003              2002
----------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
FROM OPERATIONS
  Investment income-net                                           $  4,835         $   9,142
  Net realized loss on investments                                  (2,737)          (17,955)
  Net change in unrealized appreciation (depreciation) on
    investments                                                     73,789          (173,393)
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
     operations                                                     75,887          (182,206)
----------------------------------------------------------------------------------------------
FROM CONTRACTOWNER TRANSACTIONS
  Premiums                                                          11,833            39,404
  Net contractowner transfers to fixed account                      (5,199)          (53,439)
  Withdrawals and death benefits                                   (10,363)          (22,005)
----------------------------------------------------------------------------------------------
    Net decrease in net assets resulting from contractowner
     transactions                                                   (3,729)          (36,040)
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                           72,158          (218,246)
NET ASSETS
  Beginning of year                                                614,853           833,099
----------------------------------------------------------------------------------------------
  End of period                                                   $687,011         $ 614,853
==============================================================================================

                       See Notes to Financial Statements
                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   31

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Money market instruments are valued based on the most recent bid price or the equivalent quoted yield for such securities, or are derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events that have a significant effect on their value occur between the time their price is determined and the time the Account's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

SECURITIES LENDING: The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

FEDERAL INCOME TAXES: Based on provisions of the Internal Revenue Code, no federal income taxes are attributable to the net investment experience of the Account.

NOTE 2. MANAGEMENT AGREEMENTS

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

NOTE 3. INVESTMENTS

At June 30, 2003, the market value of securities loaned was $23,211,488 and cash collateral received was $24,295,422.

At June 30, 2003, the net unrealized appreciation on investments was $11,417,068, consisting of gross unrealized appreciation of $140,765,264 and gross unrealized depreciation of $129,348,196.

 32  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2003, were $17,240,155 and $15,098,544, respectively.

NOTE 4. CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                              Six Months Ended                 Years Ended December 31,
                                  June 30,       ----------------------------------------------------
                                  2003(2)          2002       2001       2000       1999       1998
                              ----------------   --------   --------   --------   --------   --------
                                (Unaudited)
Per Accumulation Unit data:
  Investment income               $   .511       $   .965   $   .916   $   .966   $   .961   $   .908
  Expenses                            .098           .218       .253       .301       .270       .223
                                  --------       --------   --------   --------   --------   --------
  Investment income-net               .413           .747       .663       .665       .691       .685
  Net realized and
     unrealized gain (loss)
     on investments                  6.130        (15.200)    (9.499)    (7.024)    13.051     12.407
                                  --------       --------   --------   --------   --------   --------
  Net increase (decrease) in
     Accumulation Unit Value         6.543        (14.453)    (8.836)    (6.359)    13.742     13.092
  Accumulation Unit Value:
     Beginning of year              52.103         66.556     75.392     81.751     68.009     54.917
                                  --------       --------   --------   --------   --------   --------
     End of period                $ 58.646       $ 52.103   $ 66.556   $ 75.392   $ 81.751   $ 68.009
                                  ========       ========   ========   ========   ========   ========
Total return                         12.56%        (21.72)%   (11.72)%    (7.78)%    20.21%     23.84%
Ratio to Average Net Assets:
  Expenses (1)                        0.18%          0.37%      0.37%      0.37%      0.37%      0.37%
  Investment income-net               0.77%          1.27%      0.97%      0.82%      0.95%      1.14%
Portfolio turnover rate               2.42%          5.33%      9.86%     20.68%     37.93%     45.93%
Thousands of Accumulation
  Units outstanding at end
  of period                         11,715         11,801     12,517     13,147     12,630     11,145

(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 2).

(2) The percentages shown for this period are not annualized.

NOTE 5. ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                             Six Months Ended    Year Ended
                                                                 June 30,       December 31,
                                                                   2003             2002
                                                             ----------------   ------------
Accumulation Units:
  Credited for premiums                                            220,618          664,769
  Cancelled for transfers and disbursements                       (306,766)      (1,381,252)
  Outstanding:
     Beginning of year                                          11,800,774       12,517,257
                                                                ----------       ----------
     End of period                                              11,714,626       11,800,774
                                                                ==========       ==========

                          2003 SEMIANNUAL REPORT TIAA Separate Account VA-1   33

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

--------------------------------------------------------------------------------
Notes to Financial Statements -- (Concluded)

NOTE 6. LINE OF CREDIT

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the six months ended June 30, 2003, the Account did not borrow under this facility.

 34  TIAA Separate Account VA-1 2003 SEMIANNUAL REPORT
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

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[TIAA CREF              730 Third Avenue
  LOGO]                 New York  NY 10017-3206














                                                                        AF 30031
[RECYCLING LOGO]     Printed on recycled paper                             08/03

ITEM 9. CONTROLS AND PROCEDURES.

      (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant's management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures were effective for this semi-annual reporting period.

      (b) Changes in internal controls. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         TIAA SEPARATE ACCOUNT VA-1


Date: August 21, 2003                    By: /s/ Bertram L. Scott
                                             ----------------------------------
                                             Bertram L. Scott
                                             Executive Vice President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 21, 2003                    By: /s/ Bertram L. Scott
                                             ----------------------------------
                                             Bertram L. Scott
                                             Executive Vice President
                                             (principal executive officer)


Date: August 21, 2003                    By: /s/ Richard L. Gibbs
                                             ----------------------------------
                                             Richard L. Gibbs
                                             Executive Vice President
                                             (principal financial officer)

                                  EXHIBIT LIST

ITEM 10. EXHIBITS.

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)